[front cover]

AMERICAN CENTURY
Annual Report

[photo of rowers]

Ginnie Mae

March 31, 2002                    [american century logo and text logo (reg.sm)]

[inside front cover]

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS CLASSIFIED
BY OBJECTIVE AND RISK.

Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers, Jr. and James E. Stowers III]
James E. Stowers, Jr., standing, with James E. Stowers III

     The fiscal year ended March 31, 2002, saw historic political, economic, and financial events. These created an atmosphere of increased caution and uncertainty for U.S. citizens and investors.

     Conditions could have been much worse, however. September 11 reawakened
America's "can do" spirit, triggering a flurry of activity that reignited the economy. Economic growth turned positive after only one down quarter, and accelerated strongly early in 2002.

     Though the nascent recovery boded well for most Americans and their equity investments, it didn't favor the bond market. Expectations of stronger economic conditions and higher interest rates in 2002 limited bond returns. Nevertheless, mortgage-backed securities were among the best-performing sectors of the bond market for the 12 months, as bonds again outperformed stocks. What's more, we're proud to report that the Ginnie Mae fund continued to perform very well relative to the competition (see page 3).

     Amid all this turmoil, nothing has changed here at American Century  from an investment policy standpoint. Our portfolio managers continue to follow their time-tested strategies, regardless of market, political, and economic conditions.

     Of course, some changes are inevitable. Turning to administrative matters, we're streamlining our funds' annual and semiannual reports to deliver the important investment information you need more efficiently and cost-effectively.
We're putting increasing emphasis on quarterly fund commentaries, which should be available on our Web site (www.americancentury.com) within three weeks after each calendar quarter end. Quarterly reporting on the Web--in addition to the annual and semiannual report mailings--should help provide you with useful information in a more timely fashion.

     We appreciate your continued confidence in American Century and firmly believe that "The Best is Yet to Be."(reg.sm)

Sincerely,

/s/James E. Stowers, Jr.                               /s/James E. Stowers III
James E. Stowers, Jr.                                     James E. Stowers III
Founder and Chairman of the Board                     Co-Chairman of the Board

[right margin]

GINNIE MAE

FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities .........................................................    5
   Statement of Operations ................................................    6
   Statement of Changes
      in Net Assets .......................................................    7
   Notes to Financial
      Statements ..........................................................    8
   Financial Highlights ...................................................   12
   Report of Independent
      Accountants .........................................................   15
OTHER INFORMATION
   Management .............................................................   16
   Share Class and Retirement
      Account Information .................................................   18
   Background Information
      Investment Philosophy
         and Policies .....................................................   19
      Comparative Indices .................................................   19
      Lipper Rankings .....................................................   19
      Investment Team
         Leaders ..........................................................   19
   Glossary ...............................................................   20

                                                  www.americancentury.com      1

Ginnie Mae--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF MARCH 31, 2002

             INVESTOR CLASS (INCEPTION 9/23/85)   ADVISOR CLASS (INCEPTION 10/9/97)   C CLASS (INCEPTION 6/15/01)
                  GINNIE    SALOMON 30-YEAR           GINNIE    SALOMON 30-YEAR          GINNE    SALOMON 30-YEAR
                    MAE       GNMA INDEX                MAE       GNMA INDEX              MAE       GNMA INDEX
=================================================================================================================
6 MONTHS(1) ...... 0.92%        1.29%                  0.80%        1.29%              -0.19%(4)       1.29%
1 YEAR ........... 5.43%        6.57%                  5.17%        6.57%                    --         --
=================================================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS .......... 6.30%        7.09%                  6.04%        7.09%                  --           --
5 YEARS .......... 6.94%        7.67%                    --          --                    --           --
10 YEARS ......... 6.85%        7.39%                    --          --                    --           --
LIFE OF FUND ..... 8.18%        9.04%(2)               6.01%        7.00%(3)           2.67%(1)(4)   5.28%(1)(5)

(1) Returns for periods less than one year are not annualized.

(2) Index data since 9/30/85, the date nearest the class's inception for which are available.

(3) Index data since 9/30/97, the date nearest the class's inception for which data are available.

(4) Returns reflect deduction of the 0.75% maximum contingent deferred sales charge imposed on shares redeemed within the first year after purchase.
    Returns would have been 0.55% for six months and 3.41% for life of fund if shares were not redeemed during the period.

(5) Index data since 6/30/01, the date nearest the class's inception for which data are available.

See pages 19-21 for information about share classes, returns, and the comparative index.
GROWTH OF $10,000 OVER 10 YEARS

The graph at left shows the growth of a $10,000 investment in the fund over 10 years, while the graph below shows the fund's year-by-year performance. The Salomon 30-Year GNMA Index is provided for comparison in each graph. Ginnie Mae's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. The graphs are based on Investor Class shares only; performance for other classes will vary due to differences in fee structures (see the Total Returns table above). The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

ONE-YEAR RETURNS OVER 10 YEARS (PERIODS ENDED MARCH 31)

2      1-800-345-2021

Ginnie Mae--Performance Review
--------------------------------------------------------------------------------

By Casey Colton, Portfolio Manager

PERFORMANCE SUMMARY

     Ginnie Mae performed well in the fiscal year ended March 31, 2002, as mortgage-backed securities outperformed most other sectors of the bond market.
What's more, the portfolio beat the average return of the GNMA funds tracked by
Lipper Inc. for the one-, three-, five-, and 10-year periods ended in March (see the table at right).*

ECONOMIC & MARKET OVERVIEW

     The September 11 tragedy brought the country to a standstill and pushed the economy into recession. The Federal Reserve responded by cutting short-term interest rates to 40-year lows, which helped the economy recover. After contracting at a 1.3% annual rate in the third quarter of 2001, the economy began to expand again. Growth ran at a 1.7% annual pace in the fourth quarter and at an estimated 5.8% rate in the first three months of 2002.

     The recession and falling interest rates helped mortgage rates to 30-year lows  in November, when refinancing applications hit an all-time high. But better economic growth in the last several months pushed up interest rates. As a result, refinancing applications fell about 75% from November to March.
Nevertheless, mortgage rates remained in the neighborhood of 7%, keeping the housing market strong.

INVESTMENT STRATEGIES

     Against that backdrop, we worked hard to ride out all the interest rate volatility. For most of the fiscal year, mortgage rates were extremely low, so we tried to guard against prepayments. But in recent months, we've had to position the portfolio to deal with rising interest rates. When rates rise, the duration (or price sensitivity) of mortgages increases, because higher rates mean the loans are less likely to be prepaid.

     We tried to limit the portfolio's exposure to these rate changes by underweighting mortgages and allocating a slice of the portfolio to Treasurys, which helped relative returns. You can see the benefit of these trades in the fund's performance over the last six months, which was limited by higher interest rates but was better than the peer group average.

     Within the Treasury piece, we used two- and 10-year traditional Treasurys, as well  as 10-year Treasury inflation-indexed securities (TIIS), whose yields are adjusted monthly for changes in inflation. TIIS helped in the rising rate environment because  they tend to be less sensitive than traditional Treasurys to rate changes.

OUTLOOK

     We continue to run Ginnie Mae for investors seeking high current income with relatively low share price volatility. Now that interest rates are rising, our challenge has switched from protecting the income stream from prepayments to protecting the share price from duration extension. As a result, we're likely to continue to keep the portfolio's duration short by holding a modest amount of
Treasury securities for now.

[right margin]

PORTFOLIO AT A GLANCE
                                    AS OF 3/31/02
NET ASSETS                         $1.7 BILLION(1)

                                 3/31/02      3/31/01
AVERAGE DURATION                 4.4 YRS      3.0 YRS
AVERAGE LIFE                     6.3 YRS      6.0 YRS
EXPENSE RATIO (FOR
   INVESTOR CLASS)                0.59%        0.59%

YIELDS AS OF MARCH 31, 2002
                                   30-DAY SEC YIELD
INVESTOR CLASS                           5.80%
ADVISOR CLASS                            5.56%
C CLASS                                  5.06%

LIPPER RANKING
                                 AS OF MARCH 31, 2002
                       GINNIE            GNMA FUNDS(3)
                       MAE(2)   AVERAGE RETURN   FUND'S RANKING
6 MONTHS(4)            0.92%        0.49%              --
1 YEAR                 5.43%        5.36%           30 OF 64
3 YEARS                6.30%        6.10%           16 OF 49
5 YEARS                6.94%        6.78%           18 OF 40
10 YEARS               6.85%        6.65%            5 OF 22

* All fund returns and yields referenced in this review are for Investor Class shares.

TYPES OF INVESTMENTS IN
THE PORTFOLIO
                                 AS OF MARCH 31, 2002
GNMAS                                    75.1%
U.S. TREASURY SECURITIES                 24.7%
U.S. GOVERNMENT AGENCY                    0.1%
TEMPORARY CASH INVESTMENTS                0.1%

(1) Includes Investor, Advisor, and C Classes.

(2) Investor Class.

(3) According to Lipper Inc., an independent mutual fund ranking service. See page 19 for more information about Lipper fund rankings.

(4) Not annualized.

Investment terms are defined in the Glossary on pages 20-21.

                                                  www.americancentury.com      3

Ginnie Mae--Schedule of Investments
--------------------------------------------------------------------------------

MARCH 31, 2002

Principal Amount                                                         Value
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES(1) -- 75.1%
             $  42,227,929  GNMA, 6.00%, 7/20/16 to
                                3/15/29                           $   41,157,828
               481,462,837  GNMA, 6.50%, 6/15/23 to
                                10/15/31                             481,170,797
               311,403,076  GNMA, 7.00%, 9/15/08 to
                                3/15/32                              318,282,485
               170,000,000  GNMA, 7.00%, settlement date
                                6/20/02(2)                           171,859,460
                 3,395,116  GNMA, 7.25%, 9/15/22 to
                                12/20/25                               3,531,926
               215,993,532  GNMA, 7.50%, 1/15/06 to
                                2/20/31                              225,636,646
                 1,324,363  GNMA, 7.65%, 6/15/16 to
                                4/15/17                                1,408,157
                 2,952,337  GNMA, 7.75%, 9/20/17 to
                                8/20/25                                3,120,497
                 2,627,085  GNMA, 7.77%, 4/15/20 to
                                1/15/21                                2,793,522
                 1,571,001  GNMA, 7.85%, 11/20/20 to
                                10/20/22                               1,666,201
                   482,877  GNMA, 7.89%, 9/20/22                         512,216
                 1,851,284  GNMA, 7.98%, 6/15/19                       1,984,612
                82,071,239  GNMA, 8.00%, 6/15/06 to
                                7/20/30                               86,573,901
                   521,848  GNMA, 8.15%, 11/15/19 to
                                2/15/21                                  562,141
                 7,837,602  GNMA, 8.25%, 2/15/06 to
                                5/15/27                                8,435,879
                 2,729,679  GNMA, 8.35%, 1/15/19 to
                                12/15/20                               2,958,180
                34,753,304  GNMA, 8.50%, 12/15/04 to
                                5/15/31                               37,468,451
                 1,764,897  GNMA, 8.63%, 1/15/32                       1,909,530
                 4,264,825  GNMA, 8.75%, 2/15/16 to
                                7/15/27                                4,631,123
                16,860,303  GNMA, 9.00%, 11/15/04 to
                                3/15/25                               18,424,874
                 3,384,105  GNMA, 9.25%, 5/15/16 to
                                8/15/26                                3,716,128
                 6,183,516  GNMA, 9.50%, 6/15/09 to
                                7/20/25                                6,834,051
                 1,299,794  GNMA, 9.75%, 6/15/05 to
                                11/20/21                               1,407,525
                 1,326,086  GNMA, 10.00%, 11/15/09 to
                                1/20/22                                1,473,051
                   786,586  GNMA, 10.25%, 5/15/12 to
                                2/15/21                                  876,414
                   385,891  GNMA, 10.50%, 12/20/13 to
                                3/15/21                                  435,111
                   229,515  GNMA, 10.75%, 12/15/09 to
                                8/15/19                                  256,690
                   876,584  GNMA, 11.00%, 12/15/09 to
                                8/15/20                                  987,393
                    19,523  GNMA, 11.25%, 10/20/15 to
                                2/20/16                                   22,000
                   171,504  GNMA, 11.50%, 7/15/10 to
                                8/20/19                                  195,079

Principal Amount                                                          Value
--------------------------------------------------------------------------------

            $      154,542  GNMA, 12.00%, 10/15/10 to
                                1/20/15                           $      176,174
                    74,471  GNMA, 12.25%, 2/15/14 to
                                5/15/15                                   85,491
                   235,850  GNMA, 12.50%, 5/15/10 to
                                5/15/15                                  270,872
                   552,363  GNMA, 13.00%, 1/15/11 to
                                8/15/15                                  643,243
                   164,678  GNMA, 13.50%, 5/15/10 to
                                11/15/14                                 192,655
                    10,353  GNMA, 13.75%, 8/15/14                         12,175
                    14,462  GNMA, 14.00%, 6/15/11 to
                                10/15/12                                  17,077
                   101,508  GNMA, 14.50%, 9/15/12 to
                                12/15/12                                 120,312
                   177,393  GNMA, 15.00%, 6/15/11 to
                                10/15/12                                 213,699
                    49,682  GNMA, 16.00%, 10/15/11 to
                                3/15/12                                   60,272
                                                                  --------------
TOTAL MORTGAGE-BACKED SECURITIES                                   1,432,083,838
                                                                  --------------
   (Cost $1,412,886,754)

U.S. TREASURY SECURITIES -- 24.7%
               140,381,880  U.S. Treasury Inflation Indexed
                                Notes, 3.50%, 1/15/11                142,421,910
               171,499,480  U.S. Treasury Inflation Indexed
                                Notes, 3.375%, 1/15/12(3)            172,169,529
               159,000,000  U.S. Treasury Notes, 3.00%,
                                1/31/04                              157,385,196
                                                                  --------------
TOTAL U.S. TREASURY SECURITIES                                       471,976,635
                                                                  --------------
   (Cost $474,147,478)

U.S. GOVERNMENT AGENCY SECURITIES -- 0.1%
                 2,793,700  TVA Inflation Indexed Notes,
                                3.375%, 1/15/07                        2,812,641
                                                                  --------------
   (Cost $2,831,788)

TEMPORARY CASH INVESTMENTS -- 0.1%
   Repurchase Agreement, Merrill Lynch & Co.,
    Inc., (U.S. Treasury obligations), in a joint trading
    account at 1.75%, dated 3/28/02, due
    4/1/02 (Delivery value $1,323,257)                                 1,323,000
                                                                  --------------
   (Cost $1,323,000)

TOTAL INVESTMENT SECURITIES -- 100.0%                             $1,908,196,114
                                                                  ==============
   (Cost $1,891,189,020)

NOTES TO SCHEDULE OF INVESTMENTS

GNMA = Government National Mortgage Association

TVA = Tennessee Valley Authority

(1) Final maturity indicated. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(2) Forward commitment.

(3) Security, or a portion thereof, has been segregated at the custodian bank for forward commitments.

4      1-800-345-2021                          See Notes to Financial Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

MARCH 31, 2002

ASSETS

Investment securities, at value (cost of
  $1,891,189,020) (Note 6) ...............................        $1,908,196,114
Receivable for investments sold ..........................               481,250
Receivable for capital shares sold .......................             1,228,120
Interest receivable ......................................            10,925,375
                                                                  --------------
                                                                   1,920,830,859
                                                                  --------------

LIABILITIES

Disbursements in excess
  of demand deposit cash ...............................               2,093,579
Payable for investments purchased ......................             173,251,493
Accrued management fees (Note 2) .......................                 863,926
Distribution fees payable (Note 2) .....................                   9,177
Service fees payable (Note 2) ..........................                   9,011
Dividends payable ......................................               1,244,057
Payable for trustees' fees
  and expenses (Note 2) ................................                   2,873
                                                                  --------------
                                                                     177,474,116
                                                                  --------------
Net Assets .............................................          $1,743,356,743
                                                                  ==============

NET ASSETS CONSIST OF:

Capital paid in .....................................            $1,762,882,423
Accumulated net realized loss
  on investment transactions ........................               (36,532,774)
Net unrealized appreciation
  on investments (Note 6) ...........................                17,007,094
                                                                ---------------
                                                                 $1,743,356,743
                                                                ===============

Investor Class
Net assets ..........................................            $1,699,875,679
Shares outstanding ..................................               160,739,523
Net asset value per share ...........................                    $10.58

Advisor Class
Net assets ..........................................               $42,674,929
Shares outstanding ..................................                 4,035,320
Net asset value per share ...........................                    $10.58

C Class
Net assets ..........................................                  $806,135
Shares outstanding ..................................                    76,231
Net asset value per share ...........................                    $10.57

See Notes to Financial Statements
See Glossary for a Definition of the Table        www.americancentury.com      5

Statement of Operations
--------------------------------------------------------------------------------

YEAR ENDED MARCH 31, 2002

INVESTMENT INCOME
Income:
Interest ...............................................          $ 101,797,311
                                                                  -------------

Expenses (Note 2):
Management fees ........................................              9,327,643
Distribution fees:
  Advisor Class ........................................                 88,223
  C Class ..............................................                  1,634
Service fees:
  Advisor Class ........................................                 88,223
  C Class ..............................................                    817
Trustees' fees and expenses ............................                 41,635
                                                                  -------------
                                                                      9,548,175
                                                                  -------------

Net investment income ..................................             92,249,136
                                                                  -------------

REALIZED AND UNREALIZED LOSS
Net realized loss on investment
  transactions (Note 3) ................................             (7,267,065)
Change in net unrealized
  appreciation (Note 6) ................................             (4,008,893)
                                                                  -------------

Net realized and unrealized loss .......................            (11,275,958
                                                                  -------------

Net Increase in Net Assets
  Resulting from Operations ............................          $  80,973,178
                                                                  =============

                                               See Notes to Financial Statements
6      1-800-345-2021                 See Glossary for a Definition of the Table

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

YEARS ENDED MARCH 31, 2002 AND MARCH 31, 2001

Increase in Net Assets                              2002              2001
----------------------                              ----              ----

OPERATIONS
Net investment income ..................    $    92,249,136     $    84,395,489
Net realized gain (loss) ...............         (7,267,065)          4,916,326
Change in net unrealized
  appreciation (depreciation) ..........         (4,008,893)         53,512,562
                                            ---------------     ---------------
Net increase in net assets
  resulting from operations ............         80,973,178         142,824,377
                                            ---------------     ---------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
  Investor Class .......................        (90,293,236)        (83,247,273)
  Advisor Class ........................         (1,940,077)         (1,148,216)
  C Class ..............................            (15,823)               --
                                            ---------------     ---------------
Decrease in net assets
  from distributions ...................        (92,249,136)        (84,395,489)
                                            ---------------     ---------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Net increase in net assets from
  capital share transactions ...........        367,552,671          75,567,741
                                            ---------------     ---------------
Net increase in net assets .............        356,276,713         133,996,629

NET ASSETS
Beginning of period ....................      1,387,080,030       1,253,083,401
                                            ---------------     ---------------
End of period ..........................    $ 1,743,356,743     $ 1,387,080,030
                                            ===============     ===============

See Notes to Financial Statements
See Glossary for a Definition of the Table        www.americancentury.com      7

Notes to Financial Statements
--------------------------------------------------------------------------------

MARCH 31, 2002

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Government Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Ginnie Mae Fund (formerly GNMA) (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The fund's investment objective is to seek to provide a high level of current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-backed Government National Mortgage
Association securities.  The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of
America. These policies may require the use of estimates by fund management.

    MULTIPLE CLASS -- The fund is authorized to issue the following classes of shares: the Investor Class, the Advisor Class and the C Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Sale of the C Class commenced on June
15, 2001.

    SECURITY VALUATIONS -- Securities are normally valued through an independent pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment advisor, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the fund's custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the fund under each repurchase agreement.

    JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S.
Treasury or Agency obligations.

    WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund maintains segregated accounts consisting of cash or liquid securities in an amount sufficient to meet the purchase price.

    INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the fund are declared daily and paid monthly. Distributions from net realized gains are generally declared and paid annually.

8      1-800-345-2021

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002

2.  FEES AND TRANSACTIONS WITH RELATED PARTIES

    MANAGEMENT FEES -- The trust has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly based on each class's pro rata share of the fund's average daily closing net assets during the previous month. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the
Investment Category Fee range from 0.2425% to 0.3600% and the rates for the
Complex Fee (Investor Class and C Class) range from 0.2900% to 0.3100%. The
Advisor Class is 0.2500% less at each point within the Complex Fee range. For the year ended March 31, 2002, the effective annual management fee was 0.59%,
0.34% and 0.59% for the Investor, Advisor and C Classes, respectively.

    DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and 0.50%, respectively and a service fee equal to 0.25%. The fees are computed daily and paid monthly based on the Advisor Class's or C Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred in connection with distributing shares of the
Advisor Class or C Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans by the Advisor
Class and C Class during the year ended March 31, 2002, are detailed in the
Statement of Operations.

    RELATED PARTIES -- The fund has a bank line of credit agreement with J.P.
Morgan Chase & Co. (JPM) (See Note 5). JPM is an equity investor in American
Century Companies, Inc. (ACC).

    Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of ACC, the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century Services Corporation.

3.  INVESTMENT TRANSACTIONS

    For the year ended March 31, 2002, purchases and sales of U.S. Treasury and
Agency obligations, excluding short-term investments, totaled $4,031,388,231 and
$3,493,291,028, respectively.

                                                  www.americancentury.com      9

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002

4.  CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the fund were as follows (unlimited number of
Shares authorized):

                                                     SHARES           AMOUNT
INVESTOR CLASS
Year ended March 31, 2002
Sold .......................................       70,714,550     $ 754,639,485
Issued in reinvestment of distributions ....        7,044,213        75,129,511
Redeemed ...................................      (44,854,587)     (477,930,556)
                                                -------------     -------------
Net increase ...............................       32,904,176     $ 351,838,440
                                                =============     =============

Year ended March 31, 2001
Sold .......................................       29,648,458     $ 296,622,673
Issued in reinvestment of distributions ....        6,538,453        67,698,786
Redeemed ...................................      (30,372,047)     (302,897,283)
                                                -------------     -------------
Net increase ...............................        5,814,864     $  61,424,176
                                                =============     =============

ADVISOR CLASS
Year ended March 31, 2002
Sold .......................................        6,573,796     $  69,970,078
Issued in reinvestment of distributions ....          172,212         1,836,712
Redeemed ...................................       (5,354,131)      (56,909,694)
                                                -------------     -------------
Net increase ...............................        1,391,877     $  14,897,096
                                                =============     =============

Year ended March 31, 2001
Sold .......................................        3,204,097     $  33,557,794
Issued in reinvestment of distributions ....          106,182         1,103,718
Redeemed ...................................       (1,953,989)      (20,517,947)
                                                -------------     -------------
Net increase ...............................        1,356,290     $  14,143,565
                                                =============     =============

C CLASS
Period ended March 31, 2002(1)
Sold .......................................           86,510     $     925,891
Issued in reinvestment of distributions ....            1,365            14,582
Redeemed ...................................          (11,644)         (123,338)
                                                -------------     -------------
Net increase ...............................           76,231     $     817,135
                                                =============     =============

(1) June 15, 2001 (commencement of sale) through March 31, 2002.

10      1-800-345-2021

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002

5.  BANK LOANS

    The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPM, which was renewed from
$520,0000,000 effective December 18, 2001. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under  the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended March 31, 2002.

6.  FEDERAL TAX INFORMATION

    The tax character of distributions paid during the years ended March 31,
2002 and March 31, 2001 was as follows:

                                                     2002            2001
                                                     ----            ----
DISTRIBUTIONS PAID FROM

Ordinary Income ................................. $92,249,136     $84,395,489
Long-Term Capital Gain ..........................          --              --

    As of March 31, 2002, the components of distributable earnings on a tax basis and the federal tax cost of investments were as follows:

COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST

Federal tax cost of investments .............................   $1,891,694,368
                                                               =================
Gross tax appreciation on investments .......................     $23,817,118
Gross tax depreciation on investments .......................     (7,315,372)
                                                               -----------------
Net tax appreciation on investments .........................     $16,501,746
                                                               =================
Undistributed ordinary income                                         --
Accumulated long-term gain (capital loss carryover) .........    $(36,027,426)

    The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

    The difference between book-basis and tax-basis unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

    CAPITAL LOSS CARRYOVERS -- At March 31, 2002, accumulated net realized capital loss carryovers for federal income tax purposes of $26,211,557 (expiring in 2003 through 2009) may be used to offset future taxable realized gains.

    The fund has elected to treat $9,815,732 of net capital losses incurred in the five month period ended March 31, 2002, as having been incurred in the following fiscal year for federal income tax purposes.

                                                 www.americancentury.com      11

Ginnie Mae--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

                                                                    Investor Class
                                               2002         2001         2000         1999         1998
                                               ----         ----         ----         ----         ----
PER-SHARE DATA
Net Asset Value, Beginning of Period ......  $10.63       $10.16       $10.62       $10.67       $10.33
                                            ----------   ----------   ----------   ----------   ----------
Income From Investment Operations
  Net Investment Income ...................    0.62         0.68         0.67         0.64         0.69
  Net Realized and Unrealized Gain (Loss) .   (0.05)        0.47        (0.46)       (0.05)        0.34
                                            ----------   ----------   ----------   ----------   ----------
  Total From Investment Operations ........    0.57         1.15         0.21         0.59         1.03
                                            ----------   ----------   ----------   ----------   ----------
Distributions
  From Net Investment Income ..............   (0.62)       (0.68)       (0.67)       (0.64)       (0.69)
                                            ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period ............  $10.58       $10.63       $10.16       $10.62       $10.67
                                            ==========   ==========   ==========   ==========   ==========
  Total Return(1) .........................    5.43%       11.70%        2.01%        5.66%       10.21%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ...................    0.59%        0.59%        0.59%        0.59%        0.58%
Ratio of Net Investment Income
  to Average Net Assets ...................    5.75%        6.57%        6.42%        5.98%        6.49%
Portfolio Turnover Rate ...................     218%         143%         133%         119%         133%
Net Assets, End of Period
  (in thousands) ........................ $1,699,876   $1,358,978   $1,240,003   $1,415,607   $1,285,641

(1) Total return assumes reinvestment of dividends and capital gains distributions, if any.

                                               See Notes to Financial Statements
12      1-800-345-2021                See Glossary for a Definition of the Table

Ginnie Mae--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

                                                                    Advisor Class
                                               2002         2001         2000         1999        1998(1)
                                               ----         ----         ----         ----        -------
PER-SHARE DATA
Net Asset Value, Beginning of Period ......  $10.63       $10.16       $10.62       $10.67       $10.63
                                            ----------   ----------   ----------   ----------   ----------
Income From Investment Operations
  Net Investment Income ...................    0.59         0.65         0.64         0.61         0.31
  Net Realized and Unrealized Gain (Loss) .   (0.05)        0.47        (0.46)       (0.05)        0.04
                                            ----------   ----------   ----------   ----------   ----------
  Total From Investment Operations ........    0.54         1.12         0.18         0.56         0.35
                                            ----------   ----------   ----------   ----------   ----------
Distributions
  From Net Investment Income ..............   (0.59)       (0.65)       (0.64)       (0.61)       (0.31)
                                            ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period ............  $10.58       $10.63       $10.16       $10.62       $10.67
                                            ==========   ==========   ==========   ==========   ==========
  Total Return(2) .........................    5.17%       11.42%        1.76%        5.40%        3.30%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ...................    0.84%        0.84%        0.84%        0.84%      0.84%(3)
Ratio of Net Investment Income
  to Average Net Assets ...................    5.50%        6.32%        6.17%        5.73%      5.92%(3)
Portfolio Turnover Rate ...................     218%         143%         133%         119%       133%(4)
Net Assets, End of Period
  (in thousands) ..........................  $42,675      $28,102      $13,080       $6,910         $460

(1) October 9, 1997 (commencement of sale) through March 31, 1998.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 1998.

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      13

Ginnie Mae--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

                                                                       C Class

                                                                       2002(1)
                                                                       -------
PER-SHARE DATA
Net Asset Value, Beginning of Period ................................  $10.63
                                                                      ----------
Income From Investment Operations
  Net Investment Income .............................................    0.41
  Net Realized and Unrealized Loss ..................................   (0.06)
                                                                      ----------
  Total From Investment Operations ..................................    0.35
                                                                      ----------
Distributions
  From Net Investment Income ........................................   (0.41)
                                                                      ----------
Net Asset Value, End of Period ......................................  $10.57
                                                                      ==========
  Total Return(2) ...................................................    3.41%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets ...................   1.34%(3)
Ratio of Net Investment Income to Average Net Assets ................   4.84%(3)
Portfolio Turnover Rate .............................................    218%(4)
Net Assets, End of Period (in thousands) ............................      $806

(1) June 15, 2001 (commencement of sale) through March 31, 2002.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

                                               See Notes to Financial Statements
14      1-800-345-2021                See Glossary for a Definition of the Table

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of the American Century Government Income Trust and
Shareholders of the Ginnie Mae Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in  all material respects, the financial position of the Ginnie Mae Fund (one of the seven funds in the American Century Government Income Trust hereafter referred to as the "Fund") at March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements")
are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Kansas City, Missouri
May 10, 2002

                                                 www.americancentury.com      15

Management
--------------------------------------------------------------------------------

    The individuals listed below serve as trustees or officers of the fund.
Those listed as interested  trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC)
or its wholly-owned subsidiaries, including the fund's investment advisor,
American Century Investment Management, Inc. (ACIM); the fund's principal underwriter, American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

    The other trustees (more than two-thirds of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC.

    All persons named as officers of the fund also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions  are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ALBERT EISENSTAT (71)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present)
--------------------------------------------------------------------------------
RONALD J. GILSON (55)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to  present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel,  Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES (60)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 21

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management (1999-present); Principal, Long-Term Capital Management (investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance, Stanford
Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT (73)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 30

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972  to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, RCM Capital Funds, Inc. (1994 to
present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS (56)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 17

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software,  1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995  to present)
-------------------------------------------------------------------------------

16      1-800-345-2021

Management
--------------------------------------------------------------------------------
                                                                    (Continued)

INTERESTED TRUSTEES
--------------------------------------------------------------------------------
JAMES E. STOWERS III (42)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Co-Chief Investment Officer, U.S. Equities (September 2000 to February
2001); Chief Executive Officer, ACC, ACIM, ACSC, and other ACC subsidiaries
(June 1996 to September 2000); President, ACC (January 1995 to June 1997);
President, ACIM and ACSC (April 1993 to August 1997)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 76

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, ACC, ACIM, ACSC, and other ACC subsidiaries
--------------------------------------------------------------------------------
WILLIAM M. LYONS (46)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to  present); President, ACC (June 1997 to present); Chief Operating Officer, ACC (June 1996 to September 2000); General
Counsel, ACC, ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1989 to June
1998); Executive Vice President, ACC (January 1995 to June 1997); Also serves as: Executive Vice President and Chief Operating Officer, ACIM, ACSC, and other
ACC subsidiaries, and Executive Vice President of other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, ACIM, ACSC, and other ACC subsidiaries
-------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (46)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (55)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President and Chief Financial Office

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer and
Chief Financial Officer, ACC (August 1997 to present); President, ACSC (January
1999 to present); Executive Vice President, ACC (May 1995 to present); Also serves as: Executive Vice President and Chief Financial Officer, ACIM, ACIS, and
other ACC subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (45)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (43)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries  (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present); Consultant to mutual fund industry (May 1997 to April 1998)
--------------------------------------------------------------------------------
ROBERT LEACH (35)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
-------------------------------------------------------------------------------
C. JEAN WADE (37)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
-------------------------------------------------------------------------------
JON ZINDEL (34)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND:  Tax Officer

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Director of Taxation, ACSC (July 1996 to April
1998)
-------------------------------------------------------------------------------

The SAI has additional information about the fund's trustees and is available without charge upon request by calling 1-800-345-2021.

                                                 www.americancentury.com      17

Share Class and Retirement Account Information
--------------------------------------------------------------------------------

SHARE CLASSES

    Three classes of shares are authorized for sale by the fund: Investor Class,
Advisor Class, and C Class.

    INVESTOR CLASS shareholders do not pay any commissions or other fees for purchase of fund shares directly from American Century. Investors who buy
Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

    ADVISOR CLASS shares are sold through banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50%
Rule 12b-1 service and distribution fee. Half of that fee is available to pay for recordkeeping and administrative services, and half is available to pay for distribution services provided by the financial intermediary through which
Advisor Class shares are purchased. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

    C CLASS shares are sold primarily through employer-sponsored retirement plans or through institutions such as banks, broker-dealers, and insurance companies. C Class shares are subject to a Rule 12b-1 service and distribution fee of 1.00% for equity funds and 0.75% for fixed-income funds. 0.25% of that fee  is available to pay for individual shareholder and administrative services and the remainder is available to pay for distribution services provided by the financial intermediary through which C Class Shares are purchased. The total expense ratio of C Class shares is higher than the total expense ratio of
Investor Class shares by 1.00% for equity funds and 0.75% for fixed-income funds.

    All classes of shares represent a pro rata interest  in the fund and generally have the same rights and preferences.

RETIREMENT ACCOUNT INFORMATION

    As required by law, any distributions you receive from an IRA and certain
403(b) distributions [not eligible for rollover to an IRA or to another 403(b)
account] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid from the date of receipt at American Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income tax prior to the withdrawal.

    When you plan to withdraw, you may make your election by completing our
Exchange/Redemption form or an IRS Form W-4P. Visit our Web site
(www.americancentury.com) or call us for either form. Your written election is valid from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

    Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

18      1-800-345-2021

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 32 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

     The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     GINNIE MAE seeks to provide a high level of current income, consistent with safety of principal, by investing primarily in mortgage-backed GNMA certificates. Fund shares are not guaranteed by the U.S. government.

COMPARATIVE INDICES

     The following index is used in the report for fund performance comparisons.
It is not an investment product available for purchase.

     The SALOMON BROTHERS 30-YEAR GNMA INDEX is a market-capitalization weighted index of 30-year GNMA single-family mortgages.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

     The Lipper category for Ginnie Mae is:

     GNMA FUNDS -- funds that invest at least 65% of their assets in Government
National Mortgage Association (Ginnie Mae) securities.

[right margin]

INVESTMENT TEAM LEADERS

   Portfolio Manager
       CASEY COLTON

                                                 www.americancentury.com      19

Glossary
--------------------------------------------------------------------------------

*   AVERAGE DURATION -- a time-weighted average of the interest and principal payments of the securities in a portfolio. As the duration of a portfolio increases, so does the impact of a change in interest rates on the value of the portfolio.

*   AVERAGE LIFE -- a measure of the sensitivity of a mortgage-backed securities portfolio to interest rate changes. Although it is similar to weighted average maturity, average life takes into account the gradual payments of principal that occur with mortgage-backed securities. As a result, average life is a better measure of interest rate sensitivity for mortgage-backed securities.

*   BASIS POINT -- one one-hundredth of a percentage point (or 0.01%).
Therefore, 100 basis points equal one percentage point (or 1%).

*   COUPON -- the stated interest rate of a security.

*   DURATION EXTENSION -- the lengthening of a mortgage-backed security's duration, typically because of rising interest rates. When interest rates rise sharply, higher interest rates reduce prepayments (which is good for investors), but the lower level of prepayments causes GNMA durations to extend, which makes price declines more severe.

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See
Note 2 in the Notes to Financial Statements.)

*   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SECURITIES (GNMAS) --
mortgage-backed securities issued by the Government National Mortgage
Association, a U.S. government agency. A GNMA is backed by a pool of  fixed-rate mortgages. A GNMA is also backed by the full faith and credit of the U.S.
government as to the timely payment of interest and principal. This means GNMA investors will receive their share of interest and principal payments whether or not borrowers make their scheduled mortgage payments.

*   PREPAYMENT -- paying off a mortgage early, often by selling or refinancing.
Prepayments occur most frequently when homeowners refinance their mortgages to take advantage of falling interest rates. Prepayments shorten the lives of mortgage portfolios and force GNMA investors to reinvest in lower-yielding mortgage pools. Therefore, when prepayment levels climb, mortgage analysts increase the prepayment assumptions used to price mortgage-backed securities. As a result, mortgage-backed security durations shorten, limiting the price gains from falling interest rates.

*   REPURCHASE AGREEMENTS (REPOS) -- short-term debt agreements in which a fund buys a security at one price and simultaneously agrees to sell it back to the seller at a slightly higher price on a specified date (usually within seven days).

*   RETURN (AVERAGE ANNUAL) -- the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the "Financial
Highlights" on pages 12-14.

*   RETURN (TOTAL) -- the overall percentage change in the value of a hypothetical investment in the fund, assuming that all of the fund's distributions are reinvested.

*   REVENUE BONDS -- securities backed by revenues from sales taxes or from a specific project, system, or facility (such as a hospital, electric utility, or water system).

*   U.S. GOVERNMENT AGENCY SECURITIES -- debt securities issued by U.S.
government agencies (such as the Federal Home Loan Bank and the Federal Farm
Credit Bank). Some agency securities are backed by the full faith and credit of the U.S. government, while others are guaranteed only by the issuing agency.
Government agency securities include discount notes (maturing in one year or less) and medium-term notes, debentures and bonds (maturing in three months to
50 years).

*   U.S. TREASURY INFLATION-INDEXED SECURITIES -- debt securities issued by the
U.S. Treasury and backed by the direct "full faith and credit" pledge of the U.S. government. Inflation-indexed bonds have lower interest rates than normal Treasury bonds with similar maturities. But unlike ordinary bonds, inflation-indexed bonds' principal value is adjusted regularly for inflation based on the consumer price index. As a result, the amount of interest paid out changes with the principal adjustments.

*   U.S. TREASURY SECURITIES -- debt securities issued by the U.S. Treasury and backed by the direct "full faith and credit" pledge of the U.S.
government. Treasury securities include bills (maturing in one year or less), notes (maturing in two to 10 years), and bonds (maturing in more than 10 years)

*   WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the greater the portfolio's interest rate sensitivity.

20      1-800-345-2021

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

*   YIELD (30-DAY SEC) -- represents net investment income earned by the fund over a 30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the 30-day period. The SEC yield should be regarded as an estimate of the fund's rate of investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are  consistent with your needs.

INVESTMENT OBJECTIVE

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable  foundation and generally lower volatility levels than stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend- paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price-fluctuation risk.

RISK

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price-fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price-fluctuation risk.

*   AGGRESSIVE -- these funds generally provide high return potential with correspondingly high price-fluctuation risk.

FINANCIAL STATEMENTS

*   STATEMENT OF ASSETS AND LIABILITIES -- breaks down the fund's ASSETS (such as securities, cash, and other  receivables) and LIABILITIES (money owed for securities  purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's NET ASSETS. The net assets divided by shares outstanding is the share price,  or NET ASSET VALUE PER SHARE. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

*   STATEMENT OF OPERATIONS -- shows how the fund's net assets changed during the reporting period as a result of the fund's operations.  In other words, it shows how much money the fund made or lost as a result of dividend AND/OR interest income, fees and expenses, and investment gains or losses.

*   STATEMENT OF CHANGES IN NET ASSETS -- shows how the fund's net assets changed over the past two reporting periods. It details how much a fund's assets increased or decreased as a result of operations (as detailed on the STATEMENT
OF OPERATIONS), income and capital gain distributions, and shareholder investments and redemptions.

*   FINANCIAL HIGHLIGHTS -- itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as a percentage of average net assets), and  portfolio turnover (a gauge of the fund's trading activity).

                                                 www.americancentury.com      21

Notes
--------------------------------------------------------------------------------

22      1-800-345-2021

Notes
--------------------------------------------------------------------------------

                                                 www.americancentury.com      23

Notes
--------------------------------------------------------------------------------

24      1-800-345-2021

[inside back cover]

AMERICAN CENTURY FUNDS

===============================================================================
GROWTH
===============================================================================

MODERATE RISK

   SPECIALTY
   Global Natural Resources

AGGRESSIVE RISK

   DOMESTIC EQUITY                 INTERNATIONAL
   Veedot(reg.sm)                  Emerging Markets
   New Opportunities**             International Opportunities
   New Opportunities II            International Discovery**
   Giftrust(reg.sm)                International Growth
   Vista                           Global Growth
   Heritage
   Growth                          SPECIALTY
   Ultra(reg.sm)                   Global Gold
   Select                          Technology
                                   Life Sciences

===============================================================================
GROWTH AND INCOME
===============================================================================

MODERATE RISK

   ASSET ALLOCATION                DOMESTIC EQUITY
   Balanced                        Equity Growth
   Strategic Allocation:           Equity Index
      Aggressive                   Large Cap Value
   Strategic Allocation:           Tax-Managed Value
      Moderate                     Income & Growth
   Strategic Allocation:           Value
      Conservative                 Equity Income

                                   SPECIALTY
                                   Utilities
                                   Real Estate

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value**

===============================================================================
INCOME
===============================================================================

CONSERVATIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Treasury                        CA Intermediate-Term
   Ginnie Mae                         Tax-Free
   Inflation-Adjusted Bond         AZ Municipal Bond
   Limited-Term Bond               FL Municipal Bond
   Short-Term Government           Tax-Free Bond
   Short-Term Treasury             CA Limited-Term Tax-Free
                                   Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Government Bond                 CA Long-Term Tax-Free
   Target 2005*                    Long-Term Tax-Free
   Diversified Bond                CA Insured Tax-Free

AGGRESSIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Target 2030*                    CA High-Yield Municipal
   Target 2025*                    High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

===============================================================================
CAPITAL PRESERVATION
===============================================================================

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS
   Prime Money Market              FL Municipal Money Market
   Government Agency               CA Municipal Money Market
      Money Market                 CA Tax-Free Money Market
   Capital Preservation            Tax-Free Money Market
   Premium Money Market

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income  dividends are distributed once a year in
  December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**These funds are closed to new investors.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

Who We Are

American Century offers investors more than 60 mutual funds spanning the investment spectrum. We currently manage $85 billion for roughly 2 million individuals, institutions, and  corporations, and offer a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader in performance, service, and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions over the Internet, we have been committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo and text logo (reg.sm)]

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.
--------------------------------------------------------------------------------
American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

0205                                 American Century Investment Services, Inc.
SH-ANN-29753S                     (c)2002 American Century Services Corporation

[front cover]

AMERICAN CENTURY
Annual Report

[photo of rowers]

Capital Preservation
Government Agency

March 31, 2002                    [american century logo and text logo (reg.sm)]

[inside front cover]

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS CLASSIFIED
BY OBJECTIVE AND RISK.

Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers, Jr. and James E. Stowers III]
James E. Stowers, Jr., standing, with James E. Stowers III

     The fiscal year ended March 31, 2002, saw historic political, economic, and financial events that created an atmosphere of increased caution and uncertainty for U.S. citizens and investors.  In particular, September 11 changed Americans'
perception of the world and our place in it.

     But as tumultuous as conditions have been in the last 12 months, they could have been much worse. September 11 reawakened America's "can do"
spirit, triggering a flurry of activity that propped up the financial markets and the economy. For its part, the Federal Reserve cut interest rates to the lowest level in 40 years to boost the economy. Those changes appear to have helped us shake off recession, and have been good news for the U.S. equity market, which rebounded strongly.

     Amid all the turmoil, nothing has changed here at American Century from an investment policy standpoint. Our portfolio managers continue to follow their time-tested strategies, regardless of market, political, and economic conditions. Those strategies helped Capital Preservation and Government Agency
Money Market provide shareholders stability of principal as well as better-than-average yields and returns (see pages 2 and 5). Nevertheless, income-oriented investors have seen their dividends fall along with interest rates in the last year.

     We're also streamlining our funds' annual and semiannual reports to deliver the important investment information you need more efficiently and cost-effectively. We're putting increasing emphasis on quarterly fund commentaries, which should be available on our Web site
(www.americancentury.com) within three weeks after each calendar quarter end.
Quarterly reporting on the Web--in addition to the annual and semiannual report mailings--should help provide you with useful information in a more timely fashion.

     We appreciate your continued confidence in American Century and firmly believe that "The Best is Yet to Be."(reg.sm)

Sincerely,

/s/James E. Stowers, Jr.                               /s/James E. Stowers III
James E. Stowers, Jr.                                     James E. Stowers III
Founder and Chairman of the Board                     Co-Chairman of the Board

[right margin]

CAPITAL PRESERVATION
   Performance Information ................................................    2
   Performance Review .....................................................    3
   Portfolio Composition
      by Maturity .........................................................    3
   Schedule of Investments ................................................    4
GOVERNMENT AGENCY
   Performance Information ................................................    5
   Performance Review .....................................................    6
   Portfolio Composition
      by Maturity .........................................................    6
   Schedule of Investments ................................................    7
FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities .........................................................    8
   Statement of Operations ................................................    9
   Statement of Changes
      in Net Assets .......................................................   10
   Notes to Financial
      Statements ..........................................................   11
   Financial Highlights ...................................................   14
   Report of Independent
      Accountants .........................................................   17
OTHER INFORMATION
   Management .............................................................   18
   Share Class and Retirement
      Account Information .................................................   20
   Background Information
      Investment Philosophy
         and Policies .....................................................   21
      Comparative Indices .................................................   21
      Lipper Rankings .....................................................   21
      Investment Team
         Leaders ..........................................................   21
   Glossary ...............................................................   22

                                                  www.americancentury.com      1

Capital Preservation--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF MARCH 31, 2002

                              INVESTOR CLASS (INCEPTION 10/13/72)
               CAPITAL     90-DAY TREASURY   U.S. TREASURY MONEY MARKET FUNDS(2)
            PRESERVATION      BILL INDEX       AVERAGE RETURN   FUND'S RANKING
================================================================================
6 MONTHS(1) ... 0.98%           0.90%             0.73%          4 OUT OF 103
1 YEAR ........ 2.84%           2.62%             2.40%          6 OUT OF 101
================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS ....... 4.40%           4.48%             4.13%          12 OUT OF 82
5 YEARS ....... 4.59%           4.66%             4.36%          12 OUT OF 74
10 YEARS ...... 4.29%           4.52%             4.15%           5 OUT OF 42

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

See pages 20-22 for information about share classes, returns, the comparative index, and Lipper fund rankings.

PORTFOLIO AT A GLANCE
                                  AS OF 3/31/02
NET ASSETS                        $3.3 BILLION

                              3/31/02      3/31/01
WEIGHTED AVERAGE
   MATURITY                   69 DAYS      70 DAYS
EXPENSE RATIO (FOR
   INVESTOR CLASS)             0.47%        0.47%

YIELDS AS OF MARCH 31, 2002

7-DAY CURRENT YIELD                   1.46%
7-DAY EFFECTIVE YIELD                 1.48%

Investment terms are defined in the Glossary on pages 22-23.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

2      1-800-345-2021

Capital Preservation--Performance Review
--------------------------------------------------------------------------------

By Beth Bunnell Hunter, Portfolio Manager

PERFORMANCE SUMMARY

     Capital Preservation's total return for the year ended March 31, 2002, ranked the fund among the top 10% of its Lipper group. Longer-term performance was also impressive. (See the previous page for details.)

     Capital Preservation provided better-than-average income as well. At the end of March, the fund's 7-day effective  yield of 1.48% compared very favorably with the 1.16% average yield of the Lipper group.

     The portfolio performed well because we did a good job positioning Capital
Preservation for the sharp drop in interest rates last year. In addition, the fund's lower-than-average expenses boosted performance--other things being equal, lower expenses mean higher yields and total returns for shareholders.

ECONOMIC & MARKET BACKDROP

     Economic conditions changed markedly over the year, as the U.S. economy slipped into recession. Business capital spending fell precipitously, the near-term outlook for corporate profits was grim, and the stock market tumbled.

     To combat the ailing U.S. economy, the Federal Reserve (the Fed) staged its most rapid rate-cutting campaign ever. By the end of 2001, the federal funds rate target stood at a 40-year low of only 1.75%, down from 5.0% when the period began. Yields on money market securities, which closely track changes in the fed funds rate, fell accordingly, as did Capital Preservation's yield.

INVESTMENT STRATEGIES

     A year ago, we favored a longer weighted average maturity (WAM) than that of the Lipper group. The longer WAM helped prop up Capital Preservation's yield as rates fell.

     But in 2002, we began shortening the fund's WAM because signs of economic improvement emerged, chasing the Fed away from its bias toward reducing interest rates. With interest rates poised to rise at some point, the shorter WAM will give us room to maneuver once rates start trending higher, while keeping the fund's yield competitive in the interim.

     From a security standpoint, the Treasury Department's introduction of four-week bills provided a wealth of supply, pressuring yields higher. That caused the yield difference between Treasury bills and other money market securities to narrow sharply. We generally favored Treasury bills with two-month or shorter maturities during the first quarter of 2002.

     We also liked dollar rolls. Dollar rolls are short-term debt agreements based  on Treasury bills in this case. With dollar rolls, we buy Treasury bills and agree to sell them back at a specific price and date. We favored overnight dollar rolls in particular, which also helped to shorten Capital Preservation's
WAM.

ON THE HORIZON

     We expect to shorten Capital Preservation's WAM further when consistent signs of economic recovery begin to appear. That should help the fund's yield quickly capture rising rates.

[right margin]

PORTFOLIO COMPOSITION
BY MATURITY
                         AS OF MARCH 31, 2002
1-30 DAYS                         19%
31-90 DAYS                        33%
91-180 DAYS                       40%
MORE THAN 180 DAYS                 8%

                        AS OF SEPTEMBER 30, 2001
1-30 DAYS                         11%
31-90 DAYS                        39%
91-180 DAYS                       35%
MORE THAN 180 DAYS                15%

Investment terms are defined in the Glossary on pages 22-23.

                                                  www.americancentury.com      3

Capital Preservation--Schedule of Investments
--------------------------------------------------------------------------------

MARCH 31, 2002

Principal Amount                                                         Value
--------------------------------------------------------------------------------
U.S. TREASURY BILLS(1) -- 84.4%
              $300,000,000  U.S. Treasury Bills, 1.69%,
                                4/11/02                           $  299,859,516
               200,000,000  U.S. Treasury Bills, 1.77%,
                                4/25/02                              199,764,667
               150,000,000  U.S. Treasury Bills, 1.85%,
                                5/9/02                               149,707,081
                50,000,000  U.S. Treasury Bills, 1.95%,
                                5/16/02                               49,878,438
               100,000,000  U.S. Treasury Bills, 2.04%,
                                5/30/02                               99,665,258
               100,000,000  U.S. Treasury Bills, 1.75%,
                                6/6/02                                99,680,083
               150,000,000  U.S. Treasury Bills, 1.78%,
                                6/13/02                              149,460,105
               100,000,000  U.S. Treasury Bills, 1.80%,
                                6/20/02                               99,601,111
               400,000,000  U.S. Treasury Bills, 1.79%,
                                6/27/02                              398,272,083
               195,000,000  U.S. Treasury Bills, 1.62%,
                                7/18/02                              194,052,675
               100,000,000  U.S. Treasury Bills, 1.85%,
                                8/8/02                                99,337,083
                50,000,000  U.S. Treasury Bills, 1.80%,
                                8/15/02                               49,660,000

Principal Amount                                                         Value
--------------------------------------------------------------------------------

              $100,000,000  U.S. Treasury Bills, 1.83%,
                                8/29/02                           $   99,237,500
               200,000,000  U.S. Treasury Bills, 1.91%,
                                9/5/02                               198,338,416
                                                                  --------------
TOTAL U.S. TREASURY BILLS                                          2,186,514,016
                                                                  --------------

U.S. TREASURY NOTES(1) -- 15.6%
               100,000,000  U.S. Treasury Notes, 6.375%,
                                4/30/02                              100,214,444
               100,000,000  U.S. Treasury Notes, 6.50%,
                                5/31/02                              100,461,900
               200,000,000  U.S. Treasury Notes, 6.00%,
                                9/30/02                              204,041,996
                                                                  --------------
TOTAL U.S. TREASURY NOTES                                            404,718,340
                                                                  --------------
TOTAL INVESTMENT SECURITIES -- 100.0%                             $2,591,232,356
                                                                  ==============

NOTES TO SCHEDULE OF INVESTMENTS

(1) The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

4      1-800-345-2021                          See Notes to Financial Statements

Government Agency--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF MARCH 31, 2002

                                   INVESTOR CLASS (INCEPTION 12/5/89)              ADVISOR CLASS (INCEPTION 4/12/99)
            GOVERNMENT   90-DAY TREASURY   U.S. GOVERNMENT MONEY MARKET FUNDS(2)     GOVERNMENT   90-DAY TREASURY
              AGENCY        BILL INDEX       AVERAGE RETURN   FUND'S RANKING           AGENCY        BILL INDEX
====================================================================================================================
6 MONTHS(1) .. 0.96%          0.90%              0.77%        16 OUT OF 135            0.83%           0.90%
1 YEAR ....... 2.96%          2.62%              2.53%        8 OUT OF 129             2.71%           2.62%
====================================================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS ...... 4.63%          4.48%              4.32%        13 OUT OF 111              --              --
5 YEARS ...... 4.79%          4.66%              4.58%        15 OUT OF 95               --              --
10 YEARS ..... 4.44%          4.52%              4.27%        12 OUT OF 58               --              --
LIFE OF FUND . 4.89%          4.87%(3)           4.22%(4)     6 OUT OF 43(4)            4.37%          4.48%(5)

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

(3) Index data since 11/30/89, the date nearest the class's inception for which data are available.

(4) Since 12/31/89, the date nearest the class's inception for which data are available.

(5) Index data since 3/31/99, the date nearest the class's inception for which data are available.

See pages 20-22 for information about share classes, returns, the comparative index, and Lipper fund rankings.

PORTFOLIO AT A GLANCE
                            AS OF 3/31/02
NET ASSETS                 $614.4 MILLION*

                        3/31/02      3/31/01
WEIGHTED AVERAGE
   MATURITY             58 DAYS      52 DAYS
EXPENSE RATIO (FOR
   INVESTOR CLASS)       0.47%        0.47%

* Includes Investor and Advisor Classes.

YIELDS AS OF MARCH 31, 2002
                           INVESTOR CLASS
7-DAY CURRENT YIELD             1.59%
7-DAY EFFECTIVE YIELD           1.61%

Investment terms are defined in the Glossary on pages 22-23.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

                                                  www.americancentury.com      5

Government Agency--Performance Review
--------------------------------------------------------------------------------

By Denise Tabacco, Senior Portfolio Manager

PERFORMANCE SUMMARY

     Government Agency Money Market outperformed the average government money market fund tracked by Lipper, Inc., adding another solid year to its long-term track record.* Our decision to lock in yields at opportune times was the main reason the fund outperformed its peers. As of March 31, Government Agency Money
Market's seven-day effective yield of 1.61% was well above the 1.19% average yield of the Lipper group.

LOW EXPENSES MATTERED

     Government Agency Money Market's lower-than-average expense ratio helped the fund more than ever relative to the peer group. The fund's expense ratio was
0.47%, while the Lipper group charged 0.75% on average. All else being equal, lower expenses mean higher yields for shareholders. Lower expenses were particularly advantageous this year because the low-yield environment meant that high expenses cut even more deeply into shareholders' income.

ECONOMIC & MARKET CONDITIONS

     The Federal Reserve (the Fed) responded to last year's economic weakness by cutting interest rates at the most aggressive pace in history. By August, the economy seemed to be improving, but the events of September 11 prompted the Fed to initiate another round of interest rate cuts. During the period, the Fed lowered its federal funds rate target from 5.0% to a 40-year low of 1.75%. The fund's yield followed suit, declining from 4.8% to about 1.6%.

     The economy started to improve at the end of 2001 and continued to gain steam into 2002. As a result, the market began to anticipate that the Fed would raise interest rates.

     Another important factor that affected yields was the Treasury's increased emphasis on short-term financing to save taxpayers' money. In the money markets, the Treasury stopped issuing one-year bills and began issuing one-month bills.
That new supply increased the yields on shorter-term Treasury securities and decreased the yield advantage of government agency securities.

INVESTMENT STRATEGIES

     We responded to the events of September 11 and the Fed's emergency rate cuts by working hard to find higher-yielding, longer-term securities to protect the fund's yield. At other times, we found attractive values in floating-rate agency notes with yields tied to short-term Treasury bills. That strategy helped the portfolio benefit from rising short-term Treasury rates while providing the additional yield of government agency securities.

     When rate expectations changed later in the period, we used the market's movements to boost the fund's yield without making a big commitment to locking in rates.

OUTLOOK--HIGHER YIELDS

     The market expects the Fed to raise overnight lending rates to around 2.5%
by the end of 2002, and we think those expectations are pretty reasonable. If the Fed raises rates, that should eventually translate into higher yields for money market securities. Instead of timing when the Fed might raise rates, we will look for relative value opportunities to lock in yields as rate expectations change.

* All fund returns and yields referenced in this review are for Investor Class shares.

[left margin]

PORTFOLIO COMPOSITION
BY MATURITY
                          AS OF MARCH 31, 2002
1-30 DAYS                          55%
31-90 DAYS                         24%
91-180 DAYS                        13%
MORE THAN 180 DAYS                  8%

                        AS OF SEPTEMBER 30, 2001
1-30 DAYS                          40%
31-90 DAYS                         27%
91-180 DAYS                        12%
MORE THAN 180 DAYS                 21%

Investment terms are defined in the Glossary on pages 22-23.

6      1-800-345-2021

Government Agency--Schedule of Investments
--------------------------------------------------------------------------------

MARCH 31, 2002

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES(1) -- 81.4%
              $29,750,000  FFCB, 1.75%, 4/1/02                      $ 29,750,000
               10,000,000  FFCB, 3.75%, 7/2/02                        10,047,230
               13,450,000  FFCB, 5.00%, 2/3/03                        13,780,626
               17,540,000  FHLB, 6.75%, 5/1/02                        17,581,331
               32,385,000  FHLB, 7.25%, 5/15/02                       32,576,294
               11,000,000  FHLB, 4.00%, 6/4/02                        10,998,227
               12,000,000  FHLB, 6.88%, 7/15/02                       12,172,318
               13,765,000  FHLB, 6.875%, 7/18/02                      13,908,970
                2,350,000  FHLB, 6.375%, 11/15/02                      2,411,872
                5,000,000  FHLB, 2.20%, 1/28/03                        4,998,444
                5,000,000  FHLB, 5.00%, 2/14/03                        5,121,575
                7,545,000  FHLB, 2.50%, 4/3/03(2)(3)                   7,545,000
               25,000,000  FHLB, VRN, 2.07%, 4/1/02,
                               resets weekly off the 3-month
                               T-Bill rate plus 0.22% with
                               no caps                                24,998,840
               50,000,000  FHLB, VRN, 1.76%, 4/21/02,
                               resets monthly off the 1-month
                               LIBOR minus 0.14% with
                               no caps(4)                             49,975,878
               50,000,000  FHLB, VRN, 1.69%, 4/30/02,
                               resets quarterly off the 3-month
                               LIBOR minus 0.18% with
                               no caps                                49,993,465
               20,000,000  SLMA, 2.25%, 11/25/02                      20,000,000
               55,000,000  SLMA MTN, VRN, 1.95%,
                               4/2/02, resets weekly off the
                               3-month T-Bill rate plus 0.10%
                               with no caps                           55,000,000
               25,000,000  SLMA MTN, VRN, 2.00%,
                               4/2/02, resets weekly off the
                               3-month T-Bill rate plus 0.15%
                               with no caps                           24,996,611
               20,000,000  SLMA MTN, VRN, 2.33%,
                               4/2/02, resets weekly off the
                               3-month T-Bill rate plus 0.48%
                               with no caps                           20,047,412
               50,000,000  SLMA, VRN, 1.89%, 4/2/02,
                               resets weekly off the 3-month
                               T-Bill rate plus 0.04% with
                               no caps                                49,996,031
               35,000,000  SLMA, VRN, 2.00%, 4/2/02,
                               resets weekly off the 3-month
                               T-Bill rate plus 0.15% with
                               no caps                                34,999,837
                                                                   -------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                           490,899,961
                                                                   -------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES(1) -- 18.6%
              $16,855,000  FFCB Discount Notes, 1.75%,
                              4/8/02                                $ 16,849,265
               25,000,000  FFCB Discount Notes, 1.92%,
                              9/4/02                                  24,791,999
               20,000,000  FHLB Discount Notes, 1.73%,
                              4/10/02                                 19,991,350
               13,000,000  FHLB Discount Notes, 1.75%,
                              5/8/02                                  12,976,618
               20,000,000  FHLB Discount Notes, 1.81%,
                              6/19/02                                 19,920,562
                2,457,000  FHLB Discount Notes, 2.14%,
                              12/16/02                                 2,419,172
               15,000,000  SLMA Discount Notes, 1.75%,
                              7/25/02                                 14,916,146
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY
DISCOUNT NOTES                                                       111,865,112
                                                                    ------------
TOTAL INVESTMENT SECURITIES -- 100.0%                               $602,765,073
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SLMA = Student Loan Marketing Association

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
March 31, 2002.

(1) The rates for U.S. Government Agency Securities are the stated coupon rates.
    The rates for U.S. Government Agency Discount Notes are the yield to maturity at purchase.

(2) When-issued security.

(3) Step-coupon security. Coupon increases quarterly at a predetermined rate.
    Rate shown is effective March 31, 2002.

(4) Security, or a portion thereof, has been segregated at the custodian bank for a when-issued security.

See Notes to Financial Statements                 www.americancentury.com      7

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

                                                    CAPITAL         GOVERNMENT
MARCH 31, 2002                                    PRESERVATION        AGENCY
                                                  ------------        ------

ASSETS
Investment securities, at value
  (amortized cost and cost for
  federal income tax purposes) ................. $2,591,232,356    $602,765,073
Cash ...........................................      7,191,784       3,144,572
Receivable for investments sold ................    725,706,604      12,882,384
Interest receivable ............................     10,888,186       3,464,610
                                                 --------------   --------------
                                                  3,335,018,930     622,256,639
                                                 --------------   --------------

LIABILITIES
Payable for investments purchased ..............           --         7,545,000
Accrued management fees (Note 2) ...............    1,339,869           245,379
Distribution fees payable (Note 2) .............           --                46
Service fees payable (Note 2) ..................           --                46
Dividends payable ..............................       154,088           23,241
Payable for trustees' fees
  and expenses (Note 2) ........................         5,476            1,003
                                                 --------------   --------------
                                                     1,499,433        7,814,715
                                                 --------------   --------------
Net Assets .....................................$3,333,519,497     $614,441,924
                                                 ==============   ==============

NET ASSETS CONSIST OF:
Capital paid in ................................ $3,333,479,640    $614,446,165
Accumulated undistributed net realized
  gain (loss) on investment transactions .......         39,857          (4,241)
                                                 --------------   --------------
                                                 $3,333,519,497    $614,441,924
                                                 ==============   ==============

Investor Class
Net assets ..................................... $3,333,519,497    $614,223,296
Shares outstanding .............................  3,333,479,640     614,226,199
Net asset value per share ......................          $1.00           $1.00

Advisor Class
Net assets .....................................       N/A             $218,628
Shares outstanding .............................       N/A              218,652
Net asset value per share ......................       N/A                $1.00

                                               See Notes to Financial Statements
8      1-800-345-2021                 See Glossary for a Definition of the Table

Statement of Operations
--------------------------------------------------------------------------------

                                                      CAPITAL        GOVERNMENT
YEAR ENDED MARCH 31, 2002                          PRESERVATION        AGENCY

INVESTMENT INCOME
Income:
Interest ...................................      $109,629,268      $ 21,163,789
                                                  ------------      ------------

Expenses (Note 2):
Management fees ............................        15,950,083         2,948,429
Distribution fees -- Advisor Class .........              --               2,880
Service fees -- Advisor Class ..............              --               2,880
Trustees' fees and expenses ................            88,468            16,255
                                                  ------------      ------------
                                                    16,038,551         2,970,444
                                                  ------------      ------------

Net investment income ......................        93,590,717        18,193,345
                                                  ------------      ------------

Net realized gain ..........................         1,398,128             7,799
                                                  ------------      ------------

Net Increase in Net Assets
  Resulting from Operations ................      $ 94,988,845      $ 18,201,144
                                                  ============      ============

See Notes to Financial Statements
See Glossary for a Definition of the Table        www.americancentury.com      9

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

YEARS ENDED MARCH 31, 2002 AND MARCH 31, 2001

                                            CAPITAL PRESERVATION                 GOVERNMENT AGENCY
Increase (Decrease) in Net Assets          2002              2001              2002              2001
                                           ----              ----              ----              ----

OPERATIONS
Net investment income .............   $    93,590,717    $   186,189,504    $    18,193,345    $    33,141,531
Net realized gain .................         1,398,128          1,338,904              7,799             14,654
                                      ---------------    ---------------    ---------------    ---------------
Net increase in net assets
  resulting from operations .......        94,988,845        187,528,408         18,201,144         33,156,185
                                      ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
  Investor Class ..................       (93,590,717)      (186,189,504)       (18,174,179)       (33,010,070)
  Advisor Class ...................               --                 --             (42,429)          (131,461)
From net realized gains:
  Investor Class ..................        (1,388,551)        (1,355,481)               --              (1,732)
  Advisor Class ...................               --                 --                 --                  (7)
                                      ---------------    ---------------    ---------------    ---------------
Decrease in net assets
  from distributions ..............       (94,979,268)      (187,544,985)       (18,216,608)       (33,143,270)
                                      ---------------    ---------------    ---------------    ---------------

CAPITAL SHARE TRANSACTIONS (NOTE 3)
Net increase (decrease)
  in net assets from capital
  share transactions ..............      (127,954,229)       111,244,099         11,384,764         45,101,813
                                      ---------------    ---------------    ---------------    ---------------

Net increase (decrease)
  in net assets ...................      (127,944,652)       111,227,522         11,369,300         45,114,728

NET ASSETS
Beginning of period ...............     3,461,464,149      3,350,236,627        603,072,624        557,957,896
                                      ---------------    ---------------    ---------------    ---------------
End of period .....................   $ 3,333,519,497    $ 3,461,464,149    $   614,441,924    $   603,072,624
                                      ===============    ===============    ===============    ===============

Undistributed net
  investment income ...............                --                --                 --      $       23,263
                                      ===============    ===============    ===============    ===============

                                               See Notes to Financial Statements
10      1-800-345-2021                See Glossary for a Definition of the Table

Notes to Financial Statements
--------------------------------------------------------------------------------

MARCH 31, 2002

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Capital Preservation Fund (Capital
Preservation) and Government Agency Money Market Fund (Government Agency) (the
funds) are two funds in a series issued by the trust. Capital Preservation seeks maximum safety and liquidity and intends to pursue its investment objectives by investing exclusively in short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government. Government Agency seeks to provide the highest rate of current return on its investments, consistent with safety of principal and maintenance of liquidity by investing exclusively in short-term obligations of the U.S. government and its agencies and instrumentalities. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of
America. These policies may require the use of estimates by fund management.

    MULTIPLE CLASS -- Capital Preservation is authorized to issue the Investor
Class. Government Agency is authorized to issue the following classes of shares:
the Investor Class and the Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

    SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    WHEN-ISSUED AND FORWARD COMMITMENTS -- Periodically, the funds enter into purchase or sale transactions on a when-issued or forward commitment basis. In these transactions, the funds sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price.
Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price.
These types of transactions are executed simultaneously in what are known as
"roll" transactions. Capital Preservation had receivables on forward commitment transactions of $725,706,604. The funds take possession of any security they purchase in these transactions. The funds maintain segregated accounts consisting of cash or liquid securities in an amount sufficient to meet the purchase price.

    INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS -- Distributions from net investment income are declared daily and paid monthly. The funds do not expect to realize any long-term capital gains, and accordingly, do not expect to pay any long-term capital gains distributions.

                                                 www.americancentury.com      11

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002

2.  FEES AND TRANSACTIONS WITH RELATED PARTIES

    MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of the trustees who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a
Complex Fee based on the average net assets of all the funds managed by ACIM.
The rates for the Investment Category Fee range from 0.1370% to 0.2500% and the rates for the Complex Fee (Investor Class) range from 0.2900% to 0.3100%. The
Advisor Class is 0.2500% less at each point within the Complex Fee range. For the year ended March 31, 2002, the effective annual Investor Class management fee for the funds was 0.47% and the effective annual Advisor Class management fee for Government Agency was 0.22%.

    DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted the
Advisor Class Master Distribution and Shareholder Services Plan (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and service fee equal to 0.25%. The fees are computed daily and paid monthly based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred by Government Agency under the plan during the year ended March 31, 2002, are detailed in the Statement of
Operations.

    RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc., the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

12      1-800-345-2021

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002

3.  CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the funds were as follows (unlimited number of shares authorized):

                                     CAPITAL PRESERVATION                 GOVERNMENT AGENCY
                                   SHARES            AMOUNT            SHARES           AMOUNT
                                   ------            ------            ------           ------
INVESTOR CLASS

Year ended March 31, 2002
Sold .........................  2,046,318,803    $2,046,318,803      466,063,359     $466,063,359
Issued in reinvestment
  of distributions ...........     90,370,869        90,370,869       17,482,913       17,482,913
Redeemed ..................... (2,264,643,901)   (2,264,643,901)    (469,680,200)    (469,680,200)
                               ---------------   ---------------   --------------   --------------
Net increase (decrease) ......  (127,954,229)    $(127,954,229)      13,866,072       $13,866,072
                               ===============   ===============   ==============   ==============

Year ended March 31, 2001
Sold .........................  2,166,569,385    $2,166,569,385      430,548,282     $430,548,282
Issued in reinvestment
  of distributions ...........    184,821,418       184,821,418       31,894,677       31,894,677
Redeemed ..................... (2,240,146,704)   (2,240,146,704)    (417,457,555)    (417,457,555)
                               ---------------   ---------------   --------------   --------------
Net increase .................    111,244,099      $111,244,099       44,985,404       $44,985,404
                               ===============   ===============   ==============   ==============

ADVISOR CLASS
Year ended March 31, 2002
Sold .............................................................      637,610          $637,610
Issued in reinvestment
  of distributions ...............................................       42,084            42,084
Redeemed .........................................................   (3,161,002)       (3,161,002)
                                                                   --------------   --------------
Net decrease .....................................................   (2,481,308)      $(2,481,308)
                                                                   ==============   ==============

Year ended March 31, 2001
Sold .............................................................    1,963,628        $1,963,628
Issued in reinvestment
  of distributions ...............................................      131,731           131,731
Redeemed .........................................................   (1,978,950)       (1,978,950)
                                                                   --------------   --------------
Net increase .....................................................      116,409          $116,409
                                                                   ==============   ==============

4.  FEDERAL TAX INFORMATION

    The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

    CAPITAL LOSS CARRYOVERS -- At March 31, 2002 Government Agency had
accumulated net realized capital loss carryovers for federal income tax purposes of $4,241 (expiring in 2006), which may be used to offset future taxable gains.

                                                 www.americancentury.com      13

Capital Preservation--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

                                                            Investor Class
                                       2002         2001         2000         1999         1998
                                       ----         ----         ----         ----         ----
PER-SHARE DATA
Net Asset Value,
  Beginning of Period .............   $1.00        $1.00        $1.00        $1.00        $1.00
                                    ----------   ----------   ----------   ----------   ----------
Income From Investment Operations
  Net Investment Income ...........    0.03         0.06         0.05         0.05         0.05
                                    ----------   ----------   ----------   ----------   ----------
Distributions
  From Net Investment Income ......   (0.03)       (0.06)       (0.05)       (0.05)       (0.05)
                                    ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period ....   $1.00        $1.00        $1.00        $1.00        $1.00
                                    ==========   ==========   ==========   ==========   ==========
  Total Return(1) .................    2.84%        5.75%        4.63%        4.72%        5.06%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ...........    0.47%        0.47%        0.48%        0.48%        0.49%
Ratio of Net Investment Income
  to Average Net Assets ...........    2.76%        5.56%        4.51%        4.53%        4.90%
Net Assets, End of Period
  (in thousands) ................ $3,333,519   $3,461,464   $3,350,237   $3,324,805   $3,144,584

(1) Total return assumes reinvestment of dividends and capital gains distributions, if any.

                                               See Notes to Financial Statements
14      1-800-345-2021                See Glossary for a Definition of the Table

Government Agency--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

                                                          Investor Class
                                         2002       2001       2000       1999       1998
                                         ----       ----       ----       ----       ----
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ................  $1.00      $1.00      $1.00      $1.00      $1.00
                                       --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ..............   0.03       0.06       0.05       0.05       0.05
                                       --------   --------   --------   --------   --------
Distributions
  From Net Investment Income .........  (0.03)     (0.06)     (0.05)     (0.05)     (0.05)
                                       --------   --------   --------   --------   --------
Net Asset Value, End of Period .......  $1.00      $1.00      $1.00      $1.00      $1.00
                                       ========   ========   ========   ========   ========
  Total Return(1) ....................   2.96%      5.98%      4.98%      4.91%      5.14%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ..............   0.47%      0.47%      0.48%      0.48%      0.51%
Ratio of Net Investment Income
  to Average Net Assets ..............   2.91%      5.82%      4.88%      4.79%      5.02%
Net Assets, End of Period
  (in thousands) ...................  $614,223   $600,373   $555,374   $527,842   $487,791

(1) Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      15

Government Agency--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

                                                          Advisor Class
                                                   2002       2001      2000(1)
                                                   ----       ----      -------
PER-SHARE DATA
Net Asset Value,
  Beginning of Period .........................   $1.00      $1.00      $1.00
                                                 --------   --------   ---------
Income From Investment Operations
  Net Investment Income .......................    0.03       0.06       0.04
                                                 --------   --------   ---------
Distributions
  From Net Investment Income ..................   (0.03)     (0.06)     (0.04)
                                                 --------   --------   ---------
Net Asset Value, End of Period ................   $1.00      $1.00      $1.00
                                                 ========   ========   =========
  Total Return(2) .............................    2.71%      5.71%      4.58%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets .......................    0.72%      0.72%    0.73%(3)
Ratio of Net Investment Income
  to Average Net Assets .......................    2.66%      5.57%    4.66%(3)
Net Assets, End of Period
  (in thousands) ..............................     $219     $2,700     $2,584

(1) April 12, 1999 (commencement of sale) through March 31, 2000.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

                                               See Notes to Financial Statements
16      1-800-345-2021                See Glossary for a Definition of the Table

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of the American Century Government Income Trust and Shareholder
of the Capital Preservation Fund and the Government Agency Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Capital Preservation Fund and the Government Agency Money Market Fund (two of the seven funds in the American
Century Government Income Trust hereafter referred to as the "Funds")
at March 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at March
31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Kansas City, Missouri
May 10, 2002

                                                 www.americancentury.com      17

Management
--------------------------------------------------------------------------------

    The individuals listed below serve as trustees or officers of the funds.
Those listed as interested  trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC)
or its wholly-owned subsidiaries, including the funds' investment advisor,
American Century Investment Management, Inc. (ACIM); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS); and the funds'
transfer agent, American Century Services Corporation (ACSC).

    The other trustees (more than two-thirds of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC.

    All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions  are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ALBERT EISENSTAT (71)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present)
--------------------------------------------------------------------------------
RONALD J. GILSON (55)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to  present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel,  Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES (60)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 21

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management (1999-present); Principal, Long-Term Capital Management (investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance, Stanford
Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT (73)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 30

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972  to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, RCM Capital Funds, Inc. (1994 to
present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS (56)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 17

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software,  1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995  to present)
--------------------------------------------------------------------------------

18      1-800-345-2021

Management
--------------------------------------------------------------------------------
                                                                    (Continued)

INTERESTED TRUSTEES
--------------------------------------------------------------------------------
JAMES E. STOWERS III (42)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Co-Chief Investment Officer, U.S. Equities (September 2000 to February
2001); Chief Executive Officer, ACC, ACIM, ACSC, and other ACC subsidiaries
(June 1996 to September 2000); President, ACC (January 1995 to June 1997);
President, ACIM and ACSC (April 1993 to August 1997)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 76

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, ACC, ACIM, ACSC, and other ACC subsidiaries
--------------------------------------------------------------------------------
WILLIAM M. LYONS (46)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to  present); President, ACC (June 1997 to present); Chief Operating Officer, ACC (June 1996 to September 2000); General
Counsel, ACC, ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1989 to June
1998); Executive Vice President, ACC (January 1995 to June 1997); Also serves as: Executive Vice President and Chief Operating Officer, ACIM, ACSC, and other
ACC subsidiaries, and Executive Vice President of other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, ACIM, ACSC, and other ACC subsidiaries
-------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (46)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (55)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President and Chief Financial Office

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer and
Chief Financial Officer, ACC (August 1997 to present); President, ACSC (January
1999 to present); Executive Vice President, ACC (May 1995 to present); Also serves as: Executive Vice President and Chief Financial Officer, ACIM, ACIS, and
other ACC subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (45)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (43)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries  (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present); Consultant to mutual fund industry (May 1997 to April 1998)
--------------------------------------------------------------------------------
ROBERT LEACH (35)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------
C. JEAN WADE (37)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------
JON ZINDEL (34)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND:  Tax Officer

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Director of Taxation, ACSC (July 1996 to April
1998)
--------------------------------------------------------------------------------

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

                                                 www.americancentury.com      19

Share Class and Retirement Account Information
--------------------------------------------------------------------------------

SHARE CLASSES

    Capital Preservation is authorized to issue the Investor Class. Government
Agency is authorized to issue both the Investor Class and the Advisor Class.

    INVESTOR CLASS shareholders do not pay any commissions or other fees for purchase of fund shares directly from American Century. Investors who buy
Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

    ADVISOR CLASS shares are sold through banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50%
Rule 12b-1 service and distribution fee. Half of that fee is available to pay for recordkeeping and administrative services, and half is available to pay for distribution services provided by the financial intermediary through which
Advisor Class shares are purchased. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

    Both classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

RETIREMENT ACCOUNT INFORMATION

    As required by law, any distributions you receive from an IRA and certain
403(b) distributions [not eligible for rollover to an IRA or to another 403(b)
account] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid from the date of receipt at American Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income tax prior to the withdrawal.

    When you plan to withdraw, you may make your election by completing our
Exchange/Redemption form or an IRS Form W-4P. Visit our Web site
(www.americancentury.com) or call us for either form. Your written election is valid from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

    Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

20      1-800-345-2021

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 32 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

     The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     CAPITAL PRESERVATION seeks to provide interest income exempt from state taxes while maintaining a stable share price by investing in U.S. Treasury money market securities.

     GOVERNMENT AGENCY seeks to provide interest income exempt from state taxes while maintaining a stable share price by investing in U.S. government money market securities.

     An investment in the funds is neither insured nor guaranteed by the FDIC or any other government agency. Yields will fluctuate, and although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.

COMPARATIVE INDICES

     The following index is used in the report for fund performance comparisons.
It is not an investment product available for purchase.

     The 90-DAY TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

     The Lipper categories for the U.S. Treasury and government money market funds are:

     U.S. TREASURY MONEY MARKET FUNDS (Capital Preservation) -- funds with dollar-weighted average maturities of less than 90 days that intend to maintain a stable net asset value and that invest principally in U.S. Treasury obligations.

     U.S. GOVERNMENT MONEY MARKET FUNDS (Government Agency) -- funds with dollar-weighted average maturities of less than 90 days that intend to maintain a stable net asset value and that invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities

[right margin]

INVESTMENT TEAM LEADERS

   Portfolio Managers
       BETH BUNNELL HUNTER
       DENISE TABACCO

                                                 www.americancentury.com      21

Glossary
--------------------------------------------------------------------------------

*   DOLLAR ROLLS -- short-term debt agreements in which a fund buys a security and agrees to sell it back at a specific price and date (usually within seven days).

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See
Note 2 in the Notes to Financial Statements.)

*   FLOATING-RATE AGENCY NOTES (FLOATERS) -- debt securities issued by U.S.
government agencies (such as the Federal Home Loan Bank) whose interest rates change when a designated base rate changes. The base rate is often the federal funds rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate
(LIBOR).

*   RETURN (AVERAGE ANNUAL) -- the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the "Financial
Highlights" on pages 14-16.

*   RETURN (TOTAL) -- the overall percentage change in the value of a hypothetical investment in the fund, assuming that all of the fund's distributions are reinvested.

*   U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- short-term debt securities issued by U.S. government agencies (such as the Federal Home Loan Bank). These notes are issued at a discount and achieve full value at maturity (typically one year or less).

*   U.S. GOVERNMENT AGENCY NOTES -- intermediate-term debt securities issued by
U.S. government agencies (such as the Federal Home Loan Bank). These notes are issued with maturities ranging from three months to 30 years, but the funds only invest in those with remaining maturities of 397 days or less.

*   U.S. TREASURY BILLS (T-BILLS) -- short-term debt securities issued by the
U.S. Treasury and backed by the direct "full faith and credit" pledge of the U.S. government. T-bills are issued with maturities ranging from three months to one year.

*   U.S. TREASURY NOTES (T-NOTES) -- intermediate-term debt securities issued by the U.S. Treasury and backed by the direct "full faith and credit"
pledge of the U.S. government. T-notes are issued with maturities ranging from two to 10 years, but the funds only invest in those with remaining maturities of
397 days or less.

*   WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the greater the portfolio's interest rate sensitivity.

*   YIELD (7-DAY CURRENT) -- calculated based on the income generated by an investment in the fund over a seven-day period expressed as an annual percentage rate.

*   YIELD (7-DAY EFFECTIVE) -- calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

22      1-800-345-2021

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are  consistent with your needs.

INVESTMENT OBJECTIVE

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price-fluctuation risk.

RISK

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price-fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price-fluctuation risk.

*   AGGRESSIVE -- these funds generally provide high return potential with correspondingly high price-fluctuation risk.

FINANCIAL STATEMENTS

*   STATEMENT OF ASSETS AND LIABILITIES -- breaks down the fund's ASSETS (such as securities, cash, and other receivables) and LIABILITIES (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's NET ASSETS. The net assets divided by shares outstanding is the share price, or NET ASSET VALUE PER SHARE. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

*   STATEMENT OF OPERATIONS -- shows how the fund's net assets changed during the reporting period as a result of the fund's operations.  In other words, it shows how much money the fund made or lost as a result of dividend AND/OR interest income, fees and expenses, and investment gains or losses.

*   STATEMENT OF CHANGES IN NET ASSETS -- shows how the fund's net assets changed over the past two reporting periods. It details how much a fund's assets increased or decreased as a result of operations (as detailed on the STATEMENT
OF OPERATIONS), income and capital gain distributions, and shareholder investments and redemptions.

*   FINANCIAL HIGHLIGHTS -- itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a percentage of average net assets), expense ratio (operating expenses as a percentage of average net assets), and portfolio turnover (a gauge of the fund's trading activity).

                                                  www.americancentury.com     23

Notes
--------------------------------------------------------------------------------

24      1-800-345-2021

[inside back cover]

AMERICAN CENTURY FUNDS

===============================================================================
GROWTH
===============================================================================

MODERATE RISK

   SPECIALTY
   Global Natural Resources

AGGRESSIVE RISK

   DOMESTIC EQUITY                 INTERNATIONAL
   Veedot(reg.tm)                  Emerging Markets
   New Opportunities**             International Opportunities
   New Opportunities II            International Discovery**
   Giftrust(reg.sm)                International Growth
   Vista                           Global Growth
   Heritage
   Growth                          SPECIALTY
   Ultra(reg.sm)                   Global Gold
   Select                          Technology
                                   Life Sciences

===============================================================================
GROWTH AND INCOME
===============================================================================

MODERATE RISK

   ASSET ALLOCATION                DOMESTIC EQUITY
   Balanced                        Equity Growth
   Strategic Allocation:           Equity Index
      Aggressive                   Large Cap Value
   Strategic Allocation:           Tax-Managed Value
      Moderate                     Income & Growth
   Strategic Allocation:           Value
      Conservative                 Equity Income

                                   SPECIALTY
                                   Utilities
                                   Real Estate

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value**

===============================================================================
INCOME
===============================================================================

CONSERVATIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Treasury                        CA Intermediate-Term
   Ginnie Mae                         Tax-Free
   Inflation-Adjusted Bond         AZ Municipal Bond
   Limited-Term Bond               FL Municipal Bond
   Short-Term Government           Tax-Free Bond
   Short-Term Treasury             CA Limited-Term Tax-Free
                                   Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Government Bond                 CA Long-Term Tax-Free
   Target 2005*                    Long-Term Tax-Free
   Diversified Bond                CA Insured Tax-Free

AGGRESSIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Target 2030*                    CA High-Yield Municipal
   Target 2025*                    High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

===============================================================================
CAPITAL PRESERVATION
===============================================================================

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS
   Prime Money Market              FL Municipal Money Market
   Government Agency               CA Municipal Money Market
      Money Market                 CA Tax-Free Money Market
   Capital Preservation            Tax-Free Money Market
   Premium Money Market

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income  dividends are distributed once a year in
  December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**These funds are closed to new investors.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

Who We Are

American Century offers investors more than 60 mutual funds spanning the investment spectrum. We currently manage $85 billion for roughly 2 million individuals, institutions, and  corporations, and offer a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader in performance, service, and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions over the Internet, we have been committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo and text logo (reg.sm)]

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.
--------------------------------------------------------------------------------
American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

0205                                 American Century Investment Services, Inc.
SH-ANN-29752S                     (c)2002 American Century Services Corporation

[front cover]

AMERICAN CENTURY
Annual Report

[photo of rowers]

Short-Term Government
Treasury
Government Bond
Inflation-Adjusted Bond

March 31, 2002                    [american century logo and text logo (reg.sm)]

[inside front cover]

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS CLASSIFIED
BY OBJECTIVE AND RISK.

Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers, Jr. and James E. Stowers III]
James E. Stowers, Jr., standing, with James E. Stowers III

     The fiscal year ended March 31, 2002, saw historic political, economic, and financial events that created an atmosphere of increased caution and uncertainty for U.S. investors. September 11 changed our perception of the world, as well as worsening the steepest economic downturn in 10 years.

     Conditions could have been much worse, however. September 11 reawakened
America's "can do" spirit, triggering a flurry of activity that reignited  the economy. Economic growth turned positive after only one down quarter, and accelerated strongly in the first quarter of this year.

     Though the nascent recovery boded well for most Americans and their equity investments, it didn't favor the bond market. Expectations of stronger economic conditions and higher interest rates in 2002 hit the U.S. Treasury market particularly hard, especially notes and bonds with longer maturities.
Shorter-maturity and inflation-indexed securities fared better.

     Amid all this turmoil, nothing has changed here at American Century from an investment policy standpoint. Our portfolio managers continue to follow their time-tested strategies, regardless of market, political, and economic conditions.

     But some changes are inevitable. To better meet the needs and demands of investors, eliminate some redundancies in our fund family, and concentrate the efforts of our investment teams, we combined and redefined some of our fixed-income portfolios. For example, Long-Term Treasury became Government Bond, and Inflation-Adjusted Treasury became Inflation-Adjusted Bond.

     We're also in the process of streamlining our funds' annual and semiannual reports to deliver the important investment information you need more efficiently and cost-effectively. We've  put Short-Term Government, Treasury,
Government Bond, and Inflation-Adjusted Bond together in one U.S. government bond report for the first time, and we're increasing our emphasis on quarterly fund commentaries, which should be available on our Web site
(www.americancentury.com) within three weeks after each calendar quarter end.
Quarterly reports should help provide you with useful information in a more timely fashion.

     We appreciate your continued confidence in American Century and firmly believe that "The Best is Yet to Be."(reg.sm)

Sincerely,

/s/James E. Stowers, Jr.                               /s/James E. Stowers III
James E. Stowers, Jr.                                     James E. Stowers III
Founder and Chairman of the Board                     Co-Chairman of the Board

[right margin]

SHORT-TERM GOVERNMENT

TREASURY

GOVERNMENT BOND

INFLATION-ADJUSTED BOND

FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities .........................................................   16
   Statement of Operations ................................................   17
   Statement of Changes
      in Net Assets .......................................................   18
   Notes to Financial
      Statements ..........................................................   20
   Financial Highlights ...................................................   26
   Report of Independent
      Accountants .........................................................   34
OTHER INFORMATION
   Proxy Voting Results ...................................................   35
   Management .............................................................   36
   Share Class and Retirement
      Account Information .................................................   38
   Background Information
      Investment Philosophy
         and Policies .....................................................   39
      Comparative Indices .................................................   39
      Investment Team
         Leaders ..........................................................   39
   Glossary ...............................................................   40

                                                  www.americancentury.com      1

Short-Term Government--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF MARCH 31, 2002

          INVESTOR CLASS (INCEPTION 12/15/82)   ADVISOR CLASS (INCEPTION 7/8/98)
              SHORT-TERM    SALOMON 1- TO         SHORT-TERM    SALOMON 1- TO
              GOVERNMENT   3-YEAR TREASURY/       GOVERNMENT   3-YEAR TREASURY/
                             AGENCY INDEX                        AGENCY INDEX
================================================================================
6 MONTHS(1) ... 0.50%           0.81%               0.37%           0.81%
1 YEAR ........ 4.68%           5.61%               4.42%           5.61%
================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS ....... 5.44%           6.34%               5.18%           6.34%
5 YEARS ....... 5.68%           6.52%                --              --
10 YEARS ...... 5.22%           6.10%                --              --
LIFE OF FUND .. 6.82%           7.91%(2)            5.08%           6.27%(3)

(1) Returns for periods less than one year are not annualized.

(2) Index data since 12/31/82, the date nearest the class's inception for which data are available.

(3) Index data since 6/30/98, the date nearest the class's inception for which data are available.

See pages 38-40 for information about share classes, returns, and the comparative index.

GROWTH OF $10,000 OVER 10 YEARS

The graph at left shows the growth of a $10,000 investment in the fund over 10 years, while the graph below shows the fund's year-by-year performance. The Salomon 1- to 3-Year Treasury/Agency Index is provided for comparison in each graph. Short-Term Government's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. The graphs are based on Investor Class shares only; performance for other classes will vary due to differences in fee structures (see the Total Returns table above). The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

ONE-YEAR RETURNS OVER 10 YEARS (PERIODS ENDED MARCH 31)

2      1-800-345-2021

Short-Term Government--Performance Review
--------------------------------------------------------------------------------

By Michael Shearer, Portfolio Manager

PERFORMANCE OVERVIEW

     U.S. bond returns retreated during the fiscal year ended March 31, 2002, as the economy shifted from recession to recovery. However, short-term securities comprised one of the better-performing bond sectors, as short-term interest rates stayed relatively low. That helped Short-Term Government. (See the previous page for more performance information.)

ECONOMIC & MARKET CONDITIONS

     The September 11 tragedy helped push the economy into a mild recession. The
Federal Reserve (the Fed) responded by cutting short-term interest rates to a
40-year low, which sped up the recovery. After contracting at a 1.3% annual rate in the third quarter of 2001, the economy began to expand again. Growth ran at a
1.7% annual pace in the fourth quarter and at an estimated 5.8% rate in the first three months of 2002.

     The recession and falling interest rates cut mortgage interest rates to
30-year lows in November, when refinancing applications hit an all-time high.
But better economic growth in the months that followed caused interest rates to rebound. As a result, refinancing applications fell about 75% from November to
March.

PORTFOLIO STRATEGIES & ADJUSTMENTS

     Despite a record refinancing-related prepayment wave late in 2001, mortgage-backed securities (MBS) were among the best-performing sectors of the bond market for the fiscal year. MBS tend to have less sensitivity to interest rate changes (shorter durations) than other types of government bonds, which helped when rates shot higher at the end of 2001 and in March. That helped the fund, which tends to hold a sizable mortgage position (see Types of Investments below). We also try to limit the portfolio's MBS prepayment exposure by investing in MBS backed by 15-year mortgages, which are less likely to be refinanced.

     We maintained at least a 20% MBS position during the fiscal year because
MBS offered significant additional yield while sacrificing comparatively little in terms of credit quality. We also added return by trading among Treasury, government agency, and Treasury inflation-indexed securities as their yield spreads fluctuated. In addition, we increased our short-term Treasury holdings toward the end of 2001.

     In December 2001, American Century Limited-Term Bond combined with the portfolio, adding a small corporate bond position that met our investment criteria. Toward the end of the period, we also added some asset-backed securities because they offered attractive yields without the accounting risks associated with corporate bonds since the Enron scandal.

OUTLOOK

     The economic recovery suggests that the Fed may have to raise interest rates later this year, but probably not until  the third quarter. We've positioned the portfolio with a gradual economic recovery in mind. In terms of security selection, MBS have done well relative to Treasurys and we think MBS should continue to outperform due to their higher yields. We plan to stick with the same value-oriented approach to security selection and portfolio management while monitoring the strength of the economic recovery.

[right margin]

PORTFOLIO AT A GLANCE
                                   AS OF 3/31/02
NET ASSETS                       $868.6 MILLION(1)

                                3/31/02      3/31/01
WEIGHTED AVERAGE
   MATURITY                     2.3 YRS      2.0 YRS
AVERAGE DURATION                1.9 YRS      1.3 YRS
EXPENSE RATIO (FOR
   INVESTOR CLASS)               0.59%        0.59%

YIELDS AS OF MARCH 31, 2002
                               INVESTOR      ADVISOR
                                 CLASS        CLASS
30-DAY SEC YIELD                 4.13%        3.90%

TYPES OF INVESTMENTS IN
THE PORTFOLIO
                                AS OF MARCH 31, 2002
U.S. TREASURY SECURITIES                44.5%
MORTGAGE-BACKED SECURITIES              23.0%
U.S. GOVT. AGENCY SECURITIES            21.1%
ASSET-BACKED SECURITIES                  8.1%
CORPORATE BONDS                          1.6%
OTHER                                    1.7%

[pie chart]

(1) Includes Investor and Advisor Classes.

Investment terms are defined in the Glossary on pages 40-41.

                                                  www.americancentury.com      3

Short-Term Government--Schedule of Investments
--------------------------------------------------------------------------------

MARCH 31, 2002

Principal Amount                                                        Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 44.5%
             $  25,000,000  U.S. Treasury Notes, 6.625%,
                                4/1/02                              $ 25,000,000
               104,000,000  U.S. Treasury Notes, 5.75%,
                                4/30/03                              107,298,791
                80,000,000  U.S. Treasury Notes, 3.875%,
                                7/31/03                               80,853,200
                61,000,000  U.S. Treasury Notes, 3.00%,
                                11/30/03                              60,566,351
                54,000,000  U.S. Treasury Notes, 3.00%,
                                2/29/04                               53,365,122
                44,000,000  U.S. Treasury Notes, 6.00%,
                                8/15/04                               46,043,624
                                                                    ------------
TOTAL U.S. TREASURY SECURITIES                                       373,127,088
                                                                    ------------
   (Cost $374,434,732)

U.S. GOVERNMENT AGENCY SECURITIES -- 21.1%
                30,000,000  FHLB, 4.50%, 7/7/03                       30,474,480
                50,000,000  FHLB, 4.125%, 8/15/03                     50,505,800
                 8,000,000  FNMA, 4.75%, 11/14/03                      8,142,664
                   800,000  FNMA, 5.125%, 2/13/04                        819,166
                44,000,000  FNMA, 4.75%, 3/15/04                      44,743,556
                40,500,000  FNMA, 5.625%, 5/14/04                     41,846,949
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                           176,532,615
                                                                    ------------
   (Cost $176,226,734)

FIXED-RATE MORTGAGE-BACKED SECURITIES(1) -- 17.8%
FHLMC - 5.1%
                 2,238,582  FHLMC, 6.50%, 11/1/02                      2,277,755
                 2,334,253  FHLMC, 6.50%, 1/1/11                       2,406,314
                 4,244,936  FHLMC, 6.50%, 5/1/11                       4,364,461
                 4,739,820  FHLMC, 6.50%, 12/1/12                      4,868,344
                11,680,550  FHLMC, 6.00%, 2/1/13                      11,808,592
                   471,465  FHLMC, 7.00%, 11/1/13                        490,272
                   900,020  FHLMC, 7.00%, 12/1/14                        933,120
                15,640,694  FHLMC, 6.00%, 10/1/15                     15,738,073
                                                                    ------------
                                                                      42,886,931
                                                                    ------------
FNMA - 12.6%
                   166,038  FNMA, 8.00%, 5/1/12                          175,566
                17,509,320  FNMA, 6.50%, 1/1/13                       17,968,607
                   205,885  FNMA, 6.50%, 3/1/13                          211,285
                 1,423,113  FNMA, 6.00%, 6/1/13                        1,434,645
                   303,682  FNMA, 6.50%, 6/1/13                          311,101
                   346,339  FNMA, 6.00%, 1/1/14                          348,595
                 3,616,785  FNMA, 6.00%, 7/1/14                        3,636,022
                 9,022,522  FNMA, 5.50%, 4/1/16                        8,799,828
                10,582,504  FNMA, 7.50%, 5/1/16                       11,102,052
                22,100,397  FNMA, 6.00%, 7/1/16                       22,072,042

Principal Amount                                                        Value
--------------------------------------------------------------------------------

             $  16,721,359  FNMA, 6.00%, 2/1/17                     $ 16,678,252
                23,278,641  FNMA, 6.00%, 3/1/17                       23,218,628
                                                                    ------------
                                                                     105,956,623
                                                                    ------------
GNMA - 0.1%
                    94,975  GNMA, 5.50%, 1/20/09                          95,435
                    36,395  GNMA, 9.00%, 12/20/16                         39,927
                   159,117  GNMA, 9.00%, 8/20/17                         174,430
                    83,516  GNMA, 9.50%, 8/20/17                          92,248
                   191,397  GNMA, 9.50%, 11/20/19                        211,477
                                                                    ------------
                                                                         613,517
                                                                    ------------
TOTAL FIXED-RATE MORTGAGE-BACKED
SECURITIES                                                           149,457,071
                                                                    ------------
   (Cost $147,608,510)

ASSET-BACKED SECURITIES(1)  -- 8.1%
                   200,000  AmeriCredit Automobile
                                Receivables Trust, Series
                                1999 D, Class A3 SEQ,
                                7.02%, 12/5/05                           207,676
                 2,292,113  AQ Finance NIM Trust, Series
                                2001 3A, Class NOTE, 8.84%,
                                2/25/32 (Acquired 12/5/01,
                                Cost $2,292,113)(2)                    2,288,856
                10,000,000  Bayview Financial Acquisition
                                Trust, Series 2002 BA,
                                Class A1 Floater, 2.40%,
                                4/25/02, resets monthly off
                                the 1-month LIBOR plus
                                0.50% with no caps (Acquired
                                3/26/02, Cost
                                $10,000,000)(2)(3)                    10,000,000
                   154,330  Case Equipment Loan Trust,
                                Series 1998 B, Class A4 SEQ,
                                5.92%, 10/15/05                          154,708
                10,400,000  Contimortgage Home Equity
                                Loan Trust, Series 1998-2,
                                Class A7, 6.57%, 3/15/23              10,686,915
                    10,222  FNMA Whole Loan, Series
                                1995 W1, Class A6 SEQ,
                                8.10%, 5/20/02                            10,291
                20,000,000  FNMA Whole Loan, Series
                                2001 W2, Class AS2 SEQ,
                                5.26%, 8/25/30                        20,106,001
                   200,000  Onyx Acceptance Auto Trust,
                                Series 2001 B, Class A3 SEQ,
                                4.97%, 9/15/05                           203,871
                 5,363,496  Option One Mortgage Securities
                                Corp. Non-Improvement Trust,
                                Series 2001-3, Class CTFS,
                                9.66%, 9/25/31(Acquired
                                8/16/01, Cost
                                $5,363,019)(2)                         5,364,580
                   200,000  Residential Asset Securities
                                Corporation, Series 2000 KS4,
                                Class AI3 SEQ, 7.36%,
                                1/25/26                                  205,226

4      1-800-345-2021                          See Notes to Financial Statements

Short-Term Government--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
MARCH 31, 2002

Principal Amount                                                        Value
--------------------------------------------------------------------------------

             $  10,000,000  Sovereign Bank Home Equity
                                Loan Trust, Series 2000-1,
                                Class A3 SEQ, 7.11%,
                                2/25/15                             $ 10,271,600
                 8,500,000  Washington Mutual, Series
                                2002 AR3, Class A3, 4.71%,
                                3/25/32                                8,387,596
                                                                    ------------
TOTAL ASSET-BACKED SECURITIES                                         67,887,320
                                                                    ------------
   (Cost $68,215,580)

COLLATERALIZED MORTGAGE OBLIGATIONS(1)  -- 3.2%
FHLMC - 0.1%
                   966,329  FHLMC REMIC, Series 1558,
                                Class A, 6.00%, 5/15/22                  977,043
                                                                    ------------
FNMA - 0.2%
                    57,492  FNMA REMIC, Series 1992-140,
                                Class ZA, 9.00%, 11/25/06                 57,479
                 1,574,234  FNMA REMIC, Series 1993-233,
                                Class J, 6.00%, 6/25/08                1,601,583
                                                                    ------------
                                                                       1,659,062
                                                                    ------------
GNMA(4)
                   315,615  GNMA REMIC, Series 1996-15,
                                Class J SEQ, 7.00%, 1/16/07              317,542
                                                                    ------------
PRIVATE LABEL - 2.9%
               110,009,121  Commercial Mortgage
                                Acceptance Corporation
                                STRIPS - INTEREST, Series
                                1998 C2, Class X, 1.22%,
                                4/1/02(5)(6)                           5,748,197
                13,736,436  First Union National Bank
                                Commercial Mortgage, Series
                                2001 C3, Class A1 SEQ,
                                5.20%, 8/15/23                        13,852,329
                64,115,404  GMAC Commercial Mortgage
                                Securities Inc. STRIPS -
                                INTEREST, Series 1999 C1,
                                Class X, 0.86%, 4/1/02(5)(6)           2,238,846
                27,726,551  GMAC Commercial Mortgage
                                Securities Inc. STRIPS -
                                INTEREST, Series 2000 C3,
                                Class X, 1.36%, 4/1/02
                                (Acquired 2/22/02, Cost
                                $1,907,283)(2)(5)(6)                   1,884,518
                                                                    ------------
                                                                      23,723,890
                                                                    ------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS                                                           26,677,537
                                                                    ------------
   (Cost $26,852,435)

ADJUSTABLE-RATE MORTGAGE SECURITIES(1)  -- 2.0%
FHLMC - 0.2%
                    30,921  FHLMC, 6.97%, 8/1/18                          31,502
                   194,270  FHLMC, 6.27%, 11/1/18                        197,692
                 1,010,120  FHLMC, 6.34%, 9/1/20                       1,044,189

Principal Amount                                                          Value
--------------------------------------------------------------------------------

            $      303,582  FHLMC, 4.875%, 1/1/21                   $    308,717
                    50,209  FHLMC, 7.73%, 6/1/21                          51,932
                   134,730  FHLMC, 6.75%, 3/1/24                         138,146
                                                                    ------------
                                                                       1,772,178
                                                                    ------------
FNMA - 1.7%
                   176,953  FNMA, 7.49%, 8/1/14                          184,464
                   151,901  FNMA, 6.50%, 4/1/16                          154,375
                   121,703  FNMA, 6.25%, 8/1/16                          125,215
                   174,884  FNMA, 7.03%, 1/1/17                          180,309
                   668,909  FNMA, 7.70%, 5/1/17                          698,299
                   533,261  FNMA, 7.13%, 7/1/17                          545,130
                   141,299  FNMA, 7.37%, 7/1/17                          148,762
                   445,532  FNMA, 6.00%, 2/1/18                          455,953
                   170,182  FNMA, 6.25%, 2/1/18                          177,311
                    92,327  FNMA, 6.45%, 5/1/18                           94,726
                   132,892  FNMA, 6.22%, 6/1/18                          135,834
                   312,805  FNMA, 7.17%, 8/1/18                          324,800
                    69,723  FNMA, 6.01%, 12/1/18                          71,192
                   336,594  FNMA, 5.99%, 8/1/19                          345,318
                 1,235,085  FNMA, 6.15%, 9/1/19                        1,270,651
                   451,837  FNMA, 6.09%, 1/1/20                          466,131
                   203,828  FNMA, 6.67%, 3/1/21                          209,260
                   191,949  FNMA, 5.10%, 8/1/21                          195,473
                   326,314  FNMA, 5.75%, 1/1/22                          337,111
                   615,908  FNMA, 6.55%, 5/1/22                          627,574
                   140,635  FNMA, 6.81%, 5/1/22                          144,288
                   299,694  FNMA, 6.40%, 6/1/22                          308,676
                    91,776  FNMA, 6.26%, 1/1/23                           94,852
                    64,949  FNMA, 6.625%, 6/1/23                          66,882
                    59,469  FNMA, 6.66%, 7/1/23                           61,247
                   216,898  FNMA, 6.52%, 8/1/23                          224,294
                   655,510  FNMA, 6.71%, 8/1/23                          676,102
                 5,336,546  FNMA, 7.26%, 5/1/25                        5,566,278
                    41,046  FNMA, 6.84%, 10/1/25                          42,279
                    63,619  FNMA, 7.14%, 4/1/26                           65,745
                    39,857  FNMA, 5.71%, 1/1/27                           40,776
                    83,638  FNMA, 6.99%, 1/1/27                           89,221
                   156,088  FNMA, 5.95%, 1/1/29                          160,436
                                                                    ------------
                                                                      14,288,964
                                                                    ------------
GNMA - 0.1%
                    91,532  GNMA, 6.375%, 5/20/17                         93,707
                   208,181  GNMA, 6.875%, 2/20/21                        212,429
                   112,397  GNMA, 7.125%, 11/20/21                       115,897
                     3,991  GNMA, 6.375%, 1/20/22                          4,072
                   180,198  GNMA, 7.25%, 8/20/26                         185,409
                                                                    ------------
                                                                         611,514
                                                                    ------------
TOTAL ADJUSTABLE-RATE MORTGAGE
SECURITIES                                                            16,672,656
                                                                    ------------
   (Cost $16,608,445)

See Notes to Financial Statements                 www.americancentury.com      5

Short-Term Government--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
MARCH 31, 2002

Principal Amount                                                         Value
--------------------------------------------------------------------------------
CORPORATE BONDS -- 1.6%
            $      200,000  Amerada Hess Corp., 5.90%,
                                8/15/06                             $    198,605
                   200,000  Associates Corp., N.A., 6.00%,
                                7/15/05                                  206,147
                   200,000  Bank of America Corp., 6.625%,
                                6/15/04                                  209,425
                   300,000  Bank One Corp., 6.40%, 8/1/02                303,789
                   200,000  Calpine Corp., 8.25%, 8/15/05                160,132
                   200,000  Countrywide Home Loans Inc.,
                                5.25%, 6/15/04                           201,724
                   200,000  Countrywide Home Loans Inc.,
                                5.50%, 8/1/06                            196,452
                   200,000  Dial Corp., 7.00%, 8/15/06                   200,019
                10,000,000  Ford Motor Credit Co., 6.70%,
                                7/16/04                               10,136,059
                   200,000  Ford Motor Credit Co., 7.50%,
                                3/15/05                                  203,185
                   500,000  General Electric Capital Corp.,
                                5.375%, 4/23/04                          512,090
                   300,000  Merrill Lynch & Co. Inc.,
                                5.35%, 6/15/04                           305,891
                   385,000  Paine Webber Group Inc. MTN,
                                6.65%, 10/15/02                          393,503
                   250,000  WorldCom, Inc. - WorldCom Group,
                                7.375%, 1/15/06 (Acquired
                                5/29/01, Cost $252,628)(2)               218,714
                                                                    ------------
TOTAL CORPORATE BONDS                                                 13,445,735
                                                                    ------------
   (Cost $13,554,844)

TEMPORARY CASH INVESTMENTS -- 1.7%
   Repurchase Agreement, Merrill Lynch & Co.,
    Inc., (U.S. Treasury obligations), in a joint trading
    account at 1.75%, dated 3/28/02, due
    4/1/02 (Delivery value $14,020,726)                               14,018,000
                                                                    ------------
   (Cost $14,018,000)

TOTAL INVESTMENT SECURITIES -- 100.0%                               $837,818,022
                                                                    ============
   (Cost $837,519,280)

NOTES TO FINANCIAL STATEMENTS

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

REMIC = Real Estate Mortgage Investment Conduit

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) Final maturity indicated, unless otherwise noted. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2002, was $19,756,668 which represented 2.3% of net assets.

(3) Interest reset date is indicated. Rate shown is effective March 31, 2002.

(4) Category is less than 0.05% of total investment securities.

(5) Variable rate security. Interest reset date is indicated. Rate shown is effective March 31, 2002.

(6) Security is an interest-only STRIP. These securities are purchased at a substantial discount from their value at maturity.

6      1-800-345-2021                          See Notes to Financial Statements

Treasury--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF MARCH 31, 2002

          INVESTOR CLASS (INCEPTION 5/16/80)   ADVISOR CLASS (INCEPTION 10/9/97)
               TREASURY     SALOMON                 TREASURY     SALOMON
                          3- TO 10-YEAR                        3- TO 10-YEAR
                          TREASURY INDEX                       TREASURY INDEX
================================================================================
6 MONTHS(1) ... -2.04%       -2.00%                 -2.16%        -2.00%
1 YEAR ........  3.01%        3.57%                  2.75%         3.57%
================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS .......  5.77%        6.24%                  5.51%         6.24%
5 YEARS .......  6.87%        7.45%                   --            --
10 YEARS ......  6.42%        6.93%                   --            --
LIFE OF FUND ..  8.26%        9.19%(2)               5.88%         6.76%(3)

(1) Returns for periods less than one year are not annualized.

(2) Index data since 5/31/80, the date nearest the class's inception for which data are available.

(3) Index data since 9/30/97, the date nearest the class's inception for which data are available.

See pages 38-40 for information about share classes, returns, and the comparative index.

GROWTH OF $10,000 OVER 10 YEARS

The graph at left shows the growth of a $10,000 investment in the fund over 10 years, while the graph below shows the fund's year-by-year performance. The Salomon 3- to 10-Year Treasury Index is provided for comparison in each graph. Treasury's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. The graphs are based on Investor Class shares only; performance for other classes will vary due to differences in fee structures (see the Total Returns table above). The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

ONE-YEAR RETURNS OVER 10 YEARS (PERIODS ENDED MARCH 31)

                                                  www.americancentury.com      7

Treasury--Performance Review
--------------------------------------------------------------------------------

By Bob Gahagan, Sr. Portfolio Manager

PERFORMANCE SUMMARY

     For the fiscal year ended March 31, 2002, Treasury returned 3.01%. That was a far cry from the 13.17% return from the previous fiscal year but still better than the meager 0.21% posted by the U.S. stock market, as represented by the
S&P 500.* (See the previous page for more detailed performance information.)

ECONOMIC & MARKET CONDITIONS

     Investors will likely remember many things about the latter part of 2001 and the beginning of 2002, including September 11, the war on terrorism, and
Enron's spectacular meltdown. But the factor that probably had the single biggest impact on the U.S. economy and financial markets was the recession, the first to afflict the U.S. in 10 years.

     In response, the Federal Reserve (the Fed) staged its most aggressive short-term rate-cutting campaign ever. By  the end of 2001, the federal funds rate target--the Fed's benchmark interest rate--stood at a 40-year low of 1.75%, down from 6.50% when 2001 began.

     Short-term Treasury yields fell the most in that environment. The two-year
Treasury note yield dropped from  4.18% on March 31, 2001, to 3.03% by December
31. By comparison, 10- and 30-year Treasury yields moved slightly higher over the same period as investors anticipated stronger economic growth and higher interest rates in 2002 in response to the historically low fed funds rate.

     By early 2002, signs of economic improvement had emerged, ending the Fed's rate cuts. Instead, speculation centered on when the Fed would raise rates this year to keep growth manageable. That pushed Treasury yields higher in the first quarter of 2002.

INVESTMENT STRATEGIES & OUTLOOK

     Our outlook is geared toward a "flatter" Treasury yield curve.
This means we expect the yield gap between 2- and 30-year Treasurys to narrow when the Fed eventually raises short-term interest rates. With that in mind, we deployed a "barbell" structure, which, like the name implies, is relatively heavier on the ends and light in the middle. In Treasury's portfolio, that means it's heavier in shorter-maturity (two years or less) and longer-maturity (10 years or more) Treasurys, with relatively little in between.

OTHER PROPOSED CHANGES

     We have asked shareholders to vote on a proposal to combine Treasury with
American Century Government Bond (see Government Bond's annual report on pages
10-12). We believe that combining the funds--which are managed in a similar manner by the same investment team--would provide Treasury shareholders with potentially higher long-term returns by adding greater flexibility to invest in government agency and mortgage-backed securities of all maturities (see the proxy mailing for more details).

* All fund returns referenced in this review are for Investor Class shares.

[left margin]

PORTFOLIO AT A GLANCE
                                   AS OF 3/31/02
NET ASSETS                       $463.6 MILLION(1)

                                3/31/02      3/31/01
WEIGHTED AVERAGE
   MATURITY                     6.0 YRS      6.2 YRS
AVERAGE DURATION                5.0 YRS      5.0 YRS
EXPENSE RATIO (FOR
   INVESTOR CLASS)               0.51%        0.51%

YIELDS AS OF MARCH 31, 2002
                               INVESTOR      ADVISOR
                                CLASS         CLASS
30-DAY SEC YIELD                4.32%         4.07%

TYPES OF INVESTMENTS IN
THE PORTFOLIO
                                AS OF MARCH 31, 2002
TREASURY NOTES AND BONDS               81.5%
AGENCY NOTES                           16.2%
TEMPORARY CASH INVESTMENTS              2.3%

(1) Includes Investor and Advisor Classes.

Investment terms are defined in the Glossary on pages 40-41.

8      1-800-345-2021

Treasury--Schedule of Investments
--------------------------------------------------------------------------------

MARCH 31, 2002

Principal Amount                                                         Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 81.5%
               $21,000,000  U.S. Treasury Bonds, 9.375%,
                                2/15/06                             $ 24,478,146
                10,000,000  U.S. Treasury Bonds, 11.25%,
                                2/15/15                               14,892,190
                 4,800,000  U.S. Treasury Bonds, 10.625%,
                                8/15/15                                6,909,566
                20,000,000  U.S. Treasury Bonds, 7.25%,
                                5/15/16                               22,484,380
                 5,000,000  U.S. Treasury Notes, 3.00%,
                                11/30/03                               4,964,455
                 6,000,000  U.S. Treasury Notes, 7.50%,
                                2/15/05                                6,532,266
                39,800,000  U.S. Treasury Notes, 6.50%,
                                8/15/05                               42,345,052
                20,000,000  U.S. Treasury Notes, 5.625%,
                                2/15/06                               20,709,380
                17,000,000  U.S. Treasury Notes, 7.00%,
                                7/15/06                               18,441,685
                29,500,000  U.S. Treasury Notes, 6.50%,
                                10/15/06                              31,446,322
                10,500,000  U.S. Treasury Notes, 3.50%,
                                11/15/06                               9,933,987
                20,500,000  U.S. Treasury Notes, 6.25%,
                                2/15/07                               21,661,141
                25,000,000  U.S. Treasury Notes, 6.125%,
                                8/15/07                               26,276,375
                23,700,000  U.S. Treasury Notes, 5.625%,
                                5/15/08                               24,286,030
                11,000,000  U.S. Treasury Notes, 4.75%,
                                11/15/08                              10,720,710
                16,300,000  U.S. Treasury Notes, 5.50%,
                                5/15/09                               16,507,581
                25,000,000  U.S. Treasury Notes, 6.50%,
                                2/15/10                               26,775,400
                46,000,000  U.S. Treasury Notes, 5.00%,
                                8/15/11                               44,478,090
                                                                    ------------
TOTAL U.S. TREASURY SECURITIES                                       373,842,756
                                                                    ------------
   (Cost $379,925,286)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES -- 16.2%
               $35,000,000  FHLB, 4.75%, 6/28/04                    $ 35,533,470
                20,000,000  FNMA, 3.50%, 9/15/04                      19,686,620
                19,000,000  FNMA, 6.00%, 5/15/11                      18,950,089
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                            74,170,179
                                                                    ------------
   (Cost $75,039,142)

TEMPORARY CASH INVESTMENTS -- 2.3%
   Repurchase Agreement, Merrill Lynch & Co.,
    Inc., (U.S. Treasury obligations), in a joint trading
    account at 1.75%, dated 3/28/02, due
    4/1/02 (Delivery value $10,441,030)                               10,439,000
                                                                    ------------
   (Cost $10,439,000)

TOTAL INVESTMENT SECURITIES -- 100.0%                               $458,451,935
                                                                    ============
   (Cost $465,403,428)

NOTES TO FINANCIAL STATEMENTS

FHLB = Federal Home Loan Bank

FNMA = Federal National Mortgage Association

See Notes to Financial Statements                 www.americancentury.com      9

Government Bond--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF MARCH 31, 2002

           INVESTOR CLASS (INCEPTION 9/8/92)   ADVISOR CLASS (INCEPTION 1/12/98)
              GOVERNMENT      SALOMON              GOVERNMENT      SALOMON
                 BOND        LONG-TERM                BOND        LONG-TERM
                           TREASURY INDEX                       TREASURY INDEX
================================================================================
6 MONTHS(1) ... -3.76%        -3.63%                 -3.88%        -3.63%
1 YEAR ........  0.96%         1.10%                  0.71%         1.10%
================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS .......  5.12%         5.52%                  4.86%         5.52%
5 YEARS .......  8.28%         8.70%                   --            --
LIFE OF FUND ..  7.29%         8.13%(2)               4.56%         5.92%(3)

(1) Returns for periods less than one year are not annualized.

(2) Index data since 8/31/92, the date nearest the class's inception for which data are available.

(3) Index data since 12/31/97, the date nearest the class's inception for which data are available.

See pages 38-40 for information about share classes, returns, and the comparative index.

GROWTH OF $10,000 OVER LIFE OF FUND

The graph at left shows the growth of a $10,000 investment over the life of the fund, while the graph below shows the fund's year-by-year performance. The Salomon Long-Term Treasury Index is provided for comparison in each graph. Government Bond's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. The graphs are based on Investor Class shares only; performance for other classes will vary due to differences in fee structures (see the Total Returns table above). The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

ONE-YEAR RETURNS OVER LIFE OF FUND (PERIODS ENDED MARCH 31)

* Fund data from 9/8/92, the class's inception date. Index data from 8/31/92, the date nearest the class's inception for which data are available. Not annualized.

10      1-800-345-2021

Government Bond--Performance Review
--------------------------------------------------------------------------------

By Jeremy Fletcher, Portfolio Manager

PERFORMANCE SUMMARY

     This is the fund's first annual report since it broadened its scope to include all U.S. government securities and changed its name from Long-Term
Treasury to Government Bond, effective December 3, 2001. The strategy change benefited the portfolio as other U.S. government securities--particularly mortgage-backed securities (MBS)--outperformed Treasurys from December 3 until
March 31, 2002. During that time, U.S. bond prices generally declined as the economy rebounded strongly from recession. As a result of that Treasury sell-off, Government Bond returned just 0.96% for the fiscal year ended March
31, 2002, its lowest fiscal year return since inception.* (See the previous page for more detailed performance information.)

ECONOMIC & MARKET CONDITIONS

     The fiscal year spanned an extremely volatile period for the U.S. economy and financial markets. The year included corporate earnings shortfalls, massive layoffs, September 11, the anthrax scare, the war on terrorism, low short-term interest rates, and Enron's spectacular meltdown. But the single biggest impact on the U.S. economy and financial markets probably came from the recession.
Though relatively mild, it was the first to afflict the U.S. in 10 years.

     Trying to stimulate the economy, the Federal Reserve (the Fed) cut short-term interest rates an unprecedented 11 times in 2001. Other rates followed suit. Declining mortgage interest rates kept the housing market afloat and stimulated a huge wave of refinancing, which put cash in consumers' pockets at a critical time. Zero-percent financing helped boost car sales at year-end, giving the economy a much-needed jolt. The federal government also attempted to stimulate growth, cutting taxes and pumping billions of dollars into the economy, especially after September 11.

     The sudden outpouring of monetary and fiscal stimuli resulted in just one quarter of negative economic output in 2001 and a growth spurt in the first quarter of 2002. But the transition from recession to recovery didn't favor bonds. The Treasury yield curve "steepened" as short-maturity Treasury yields fell with the Fed's rate cuts while longer-maturity yields rose in anticipation of stronger economic conditions and higher interest rates. The
30-year Treasury bond's yield rose from 5.44% to 5.80%, and its total return was just 0.23%, with the yield barely offsetting the price decline.

INVESTMENT STRATEGIES & OUTLOOK

     The biggest change to the portfolio occurred in February 2002, when we sold long-term Treasury bonds and bought Fannie Mae MBS. This helped satisfy two key goals:

     1. We reduced the portfolio's sensitivity to interest rate changes
(shortened its duration). That was important, given the strong possibility of higher interest rates later this year and next year.

     2. We established the portfolio's MBS position. Given the economy's expected gradual recovery for the rest of 2002 and a slower pace of mortgage refinancings, we expect MBS to outperform Treasurys in the coming year, as they did in the fund's last fiscal year.

* All fund returns referenced in this review are for Investor Class shares.

[right margin]

PORTFOLIO AT A GLANCE
                                   AS OF 3/31/02
NET ASSETS                       $127.6 MILLION(1)

                                3/31/02      3/31/01
WEIGHTED AVERAGE
   MATURITY                     18.4 YRS     18.8 YRS
AVERAGE DURATION                10.1 YRS     10.6 YRS
EXPENSE RATIO (FOR
   INVESTOR CLASS)                0.51%        0.51%

YIELDS AS OF MARCH 31, 2002
                                INVESTOR      ADVISOR
                                  CLASS        CLASS
30-DAY SEC YIELD                  5.42%        5.16%

TYPES OF INVESTMENTS IN
THE PORTFOLIO
                                AS OF MARCH 31, 2002
TREASURY BONDS                          84.9%
FIXED-RATE MORTGAGE-
   BACKED SECURITIES                    13.7%
TEMPORARY CASH INVESTMENTS               1.4%

[pie chart]

(1) Includes Investor and Advisor Classes.

Investment terms are defined in the Glossary on pages 40-41.

                                                 www.americancentury.com      11

Government Bond--Schedule of Investments
--------------------------------------------------------------------------------

MARCH 31, 2002

Principal Amount                                                        Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 84.9%
              $  5,000,000  U.S. Treasury Bonds, 8.75%,
                                5/15/17                             $  6,380,470
                 1,500,000  U.S. Treasury Bonds, 8.875%,
                                8/15/17                                1,935,000
                12,000,000  U.S. Treasury Bonds, 8.875%,
                                2/15/19                               15,622,500
                10,000,000  U.S. Treasury Bonds, 8.125%,
                                8/15/19                               12,247,270
                17,000,000  U.S. Treasury Bonds, 8.75%,
                                8/15/20                               22,118,600
                20,000,000  U.S. Treasury Bonds, 6.875%,
                                8/15/25                               22,063,300
                21,000,000  U.S. Treasury Bonds, 6.125%,
                                11/15/27                              21,266,616
                 5,000,000  U.S. Treasury Bonds, 6.25%,
                                5/15/30                                5,197,855
                                                                    ------------
TOTAL U.S. TREASURY SECURITIES                                       106,831,611
                                                                    ------------
   (Cost $105,630,652)

FIXED-RATE MORTGAGE-BACKED SECURITIES(1) -- 13.7%
                 7,500,000  FNMA, 6.00%, 2/1/32                        7,278,518
                 9,977,410  FNMA, 6.50%, 2/1/32                        9,947,009
                                                                    ------------
TOTAL FIXED-RATE MORTGAGE-BACKED
SECURITIES                                                            17,225,527
                                                                    ------------
   (Cost $17,508,834)

                                                                        Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 1.4%
   Repurchase Agreement, Merrill Lynch & Co.,
    Inc., (U.S. Treasury obligations), in a joint trading
    account at 1.75%, dated 3/28/02, due
    4/1/02 (Delivery value $1,749,340)                              $  1,749,000
                                                                    ------------
   (Cost $1,749,000)

TOTAL INVESTMENT SECURITIES -- 100.0%                               $125,806,138
                                                                    ============
   (Cost $124,888,486)

NOTES TO FINANCIAL STATEMENTS

FNMA = Federal National Mortgage Association

(1) Final maturity indicated. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

12      1-800-345-2021                         See Notes to Financial Statements

Inflation-Adjusted Bond--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF MARCH 31, 2002

          INVESTOR CLASS (INCEPTION 2/10/97)   ADVISOR CLASS (INCEPTION 6/15/98)
             INFLATION-     SALOMON U.S.         INFLATION-     SALOMON U.S.
              ADJUSTED    INFLATION-LINKED        ADJUSTED    INFLATION-LINKED
                BOND           INDEX               BOND            INDEX
================================================================================
6 MONTHS(1) ... 0.11%          0.18%              -0.03%           0.18%
1 YEAR ........ 4.16%          4.37%               3.88%           4.37%
================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS ....... 7.37%          8.03%               7.10%           8.03%
5 YEARS ....... 5.77%          6.41%                --              --
LIFE OF FUND .. 5.20%          5.80%(2)            6.11%           7.15%(3)

(1) Returns for periods less than one year are not annualized.

(2) Index data since 1/31/97, the date nearest the class's inception for which data are available.

(3) Index data since 6/30/98, the date nearest the class's inception for which data are available.

See pages 38-40 for information about share classes, returns, and the comparative index.

GROWTH OF $10,000 OVER LIFE OF FUND

The graph at left shows the growth of a $10,000 investment over the life of the fund, while the graph below shows the fund's year-by-year performance. The Salomon U.S. Inflation-Linked Index is provided for comparison in each graph. Inflation-Adjusted Bond's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. The graphs are based on Investor Class shares only; performance for other classes will vary due to differences in fee structures (see the Total Returns table above). The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

ONE-YEAR RETURNS OVER LIFE OF FUND (PERIODS ENDED MARCH 31)

* Fund data from 2/10/97, the class's inception date. Index data from 1/31/97, the date nearest the class's inception for which data are available. Not annualized.

                                                 www.americancentury.com      13

Inflation-Adjusted Bond--Performance Review
--------------------------------------------------------------------------------

By Casey Colton, Sr. Portfolio Manager

PERFORMANCE OVERVIEW

     Inflation-Adjusted Bond performed well in the fiscal year ended March 31,
2002, as bonds outperformed stocks for a second consecutive year.

ECONOMIC & MARKET OVERVIEW

     When the September 11 tragedy brought the country to a standstill and pushed the economy into a mild recession, the Federal Reserve responded by cutting short-term interest rates to 40-year lows, helping the economy recover.
After contracting at a 1.3% annual rate in the third quarter of 2001, the economy began to expand again. Growth ran at a 1.7% annual pace in the fourth quarter and an estimated 5.8% rate in the first three months of 2002.

     Inflation moderated during 2001 as a result of the economic slowdown. For example, at the beginning of 2001, the consumer price index was running at a
3.2% annual rate. By the end of the year, that number was 1.6%. But inflation began to rise again in 2002 because of higher prices for commodities such as oil. That's one reason analysts are calling for the year-over-year change in consumer prices to come in at around 2.5% for all of 2002; another is that the number will naturally rise as negative inflation months in 2001 drop out of the annual index reading.

     The performance of Treasury inflation-indexed securities (TIIS) mirrored these changes--TIIS performed best in the first quarter of 2002 as inflation rose, but had a slightly negative return in late 2001 when inflation was negative. That makes sense because TIIS yields are adjusted for changes in inflation. So their yields fell--and demand for TIIS waned--late last year before jumping again early this year.

PORTFOLIO STRATEGY

     We kept the bulk of assets in inflation-indexed notes with maturities of five to 10 years. For one thing, that's where most TIIS are issued--in 2001, the
Treasury stopped issuing 30-year securities, holding three 10-year TIIS auctions annually.

     We also favored intermediate-term TIIS because they are less sensitive to rising rates than longer-dated TIIS. As  a result, we kept about two-thirds of assets in securities that mature in 10 years or less.

     In particular, we liked TIIS maturing in 2007. As soon as the original TIIS issue matures in July 2002, the 2007s will become the shortest-maturity inflation-adjusted Treasury notes available. These 2007 notes--which have a big yield advantage over the 2002 securities--will likely attract strong interest among bondholders who want to keep rolling their money over into the shortest-maturity inflation-adjusted investment.

OUTLOOK

     We'll likely keep the bulk of the portfolio's assets in intermediate-term
TIIS--short TIIS yields are extremely low, while long TIIS don't offer much additional yield over 5- to 10-year notes. And remember that the portfolio's yield will likely continue to fluctuate with changes in inflation. That means
Inflation-Adjusted Bond is best used as a long-term hedge against inflation, rather than as an income investment.

[right margin]

PORTFOLIO AT A GLANCE
                                   AS OF 3/31/02
NET ASSETS                       $195.1 MILLION(1)

                               3/31/02      3/31/01
WEIGHTED AVERAGE
   MATURITY                    13.8 YRS     12.8 YRS
AVERAGE DURATION                9.6 YRS      8.9 YRS
EXPENSE RATIO (FOR
   INVESTOR CLASS)               0.51%        0.51%

YIELDS AS OF MARCH 31, 2002
                               INVESTOR      ADVISOR
                                 CLASS        CLASS
30-DAY SEC YIELD                 4.20%        3.97%

PORTFOLIO COMPOSITION
BY MATURITY
                               AS OF MARCH 31, 2002
LESS THAN 2 YEARS                      1.0%
2-5 YEARS                             19.5%
5-10 YEARS                            43.8%
10-30 YEARS                           33.1%
MORE THAN 30 YEARS                     2.6%

[pie chart]

(1) Includes Investor and Advisor Classes.

Investment terms are defined in the Glossary on pages 40-41.

14      1-800-345-2021

Inflation-Adjusted Bond--Schedule of Investments
--------------------------------------------------------------------------------

MARCH 31, 2002

Principal Amount                                                         Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 96.1%
               $31,512,936  U.S. Treasury Inflation Indexed
                                Notes, 3.375%, 1/15/07              $ 32,167,838
                21,918,000  U.S. Treasury Inflation Indexed
                                Notes, 3.625%, 1/15/08                22,500,208
                17,359,325  U.S. Treasury Inflation Indexed
                                Notes, 3.875%, 1/15/09                18,032,016
                12,964,582  U.S. Treasury Inflation Indexed
                                Notes, 4.25%, 1/15/10                 13,803,235
                22,379,720  U.S. Treasury Inflation Indexed
                                Notes, 3.50%, 1/15/11                 22,704,942
                 7,478,175  U.S. Treasury Inflation Indexed
                                Notes, 3.375%, 1/15/12                 7,507,392
                23,316,045  U.S. Treasury Inflation Indexed
                                Bonds, 3.625%, 4/15/28                23,749,584
                37,317,357  U.S. Treasury Inflation Indexed
                                Bonds, 3.875%, 4/15/29                39,661,374
                 4,987,300  U.S. Treasury Inflation Indexed
                                Bonds, 3.375%, 4/15/32                 4,951,456
                                                                    ------------
TOTAL U.S. TREASURY SECURITIES                                       185,078,045
                                                                    ------------
   (Cost $184,242,038)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES -- 2.9%
              $  5,531,526  TVA Inflation Indexed Notes,
                                3.375%, 1/15/07                     $  5,569,030
                                                                    ------------
   (Cost $5,336,747)

TEMPORARY CASH INVESTMENTS -- 1.0%
   Repurchase Agreement, Merrill Lynch & Co.,
    Inc., (U.S. Treasury obligations), in a joint trading
    account at 1.75%, dated 3/28/02, due
    4/1/02 (Delivery value $1,962,382)                                 1,962,000
                                                                    ------------
   (Cost $1,962,000)

TOTAL INVESTMENT SECURITIES -- 100.0%                               $192,609,075
                                                                    ============
   (Cost $191,540,785)

NOTES TO SCHEDULE OF INVESTMENTS

TVA = Tennessee Valley Authority

See Notes to Financial Statements                www.americancentury.com      15

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

                                          SHORT-TERM                        GOVERNMENT       INFLATION-
MARCH 31, 2002                            GOVERNMENT        TREASURY           BOND        ADJUSTED BOND
                                          ----------        --------           ----        -------------

ASSETS
Investment securities, at value
  (cost of $837,519,280,
  $465,403,428, $124,888,486,
  and $191,540,785, respectively)
  (Note 6) ............................  $837,818,022     $458,451,935     $125,806,138     $192,609,075
Receivable for
  investments sold ....................    23,077,803              --               --               --
Receivable for
  capital shares sold .................       113,764          131,816          518,125          750,111
Interest receivable ...................     8,286,737        5,608,230        1,468,285        1,900,152
                                        --------------   --------------   --------------   --------------
                                          869,296,326      464,191,981      127,792,548      195,259,338
                                        --------------   --------------   --------------   --------------

LIABILITIES
Disbursements in excess
  of demand deposit cash ...............      115,322          174,670          134,391           22,582
Accrued management fees (Note 2) .......      421,707          191,203           53,806           81,027
Distribution fees payable (Note 2) .....        6,664            8,888              954            1,957
Service fees payable (Note 2) ..........        6,664            8,888              954            1,957
Dividends payable ......................      115,601          210,315           47,682           20,830
Payable for trustees' fees
  and expenses (Note 2) ................        1,410              763              209              316
                                        --------------   --------------   --------------   --------------
                                              667,368          594,727          237,996          128,669
                                        --------------   --------------   --------------   --------------
Net Assets ............................  $868,628,958     $463,597,254     $127,554,552     $195,130,669
                                        ==============   ==============   ==============   ==============

NET ASSETS CONSIST OF:
Capital paid in .......................  $924,795,670     $469,167,125     $131,824,984     $194,192,760
Accumulated undistributed
  net realized gain (loss)
  on investment transactions ..........   (56,465,454)       1,381,622       (5,188,084)        (130,381)
Net unrealized appreciation
  (depreciation) on
  investments (Note 6) ................       298,742       (6,951,493)         917,652        1,068,290
                                        --------------   --------------   --------------   --------------
                                         $868,628,958     $463,597,254     $127,554,552     $195,130,669
                                        ==============   ==============   ==============   ==============

Investor Class
Net assets                               $832,199,356     $421,311,806     $123,318,967     $185,517,623
Shares outstanding                         87,973,520       39,732,741       12,372,290       18,748,667
Net asset value per share                       $9.46           $10.60            $9.97            $9.89

Advisor Class
Net assets                                $36,429,602      $42,285,448       $4,235,585       $9,613,046
Shares outstanding                          3,851,046        3,987,848          424,945          971,508
Net asset value per share                       $9.46           $10.60            $9.97            $9.89

                                               See Notes to Financial Statements
16      1-800-345-2021                See Glossary for a Definition of the Table

Statement of Operations
--------------------------------------------------------------------------------

                                          SHORT-TERM                        GOVERNMENT       INFLATION-
YEAR ENDED MARCH 31, 2002                 GOVERNMENT        TREASURY           BOND        ADJUSTED BOND
                                          ----------        --------           ----        -------------

INVESTMENT INCOME
Income:
Interest ..............................  $43,437,472      $21,807,835       $6,971,142       $4,813,840
                                        --------------   --------------   --------------   --------------

Expenses (Note 2):
Management fees .......................    4,808,580        2,167,058          616,569          660,239
Distribution fees -- Advisor Class ....       28,138           57,153           13,340           10,169
Service fees -- Advisor Class .........       28,138           57,153           13,340           10,169
Trustees' fees and expenses ...........       21,517           11,483            3,214            3,366
                                        --------------   --------------   --------------   --------------
                                           4,886,373        2,292,847          646,463          683,943
                                        --------------   --------------   --------------   --------------

Net investment income .................   38,551,099       19,514,988        6,324,679        4,129,897
                                        --------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investment
  transactions (Note 3) ...............   15,087,297       16,558,501        1,104,854          71,272
Change in net unrealized
  appreciation (depreciation)
  on investments (Note 6) .............  (16,362,735)     (25,353,236)      (6,569,955)       (635,583)
                                        --------------   --------------   --------------   --------------

Net realized and
  unrealized loss .....................   (1,275,438)      (8,794,735)      (5,465,101)       (564,311)
                                        --------------   --------------   --------------   --------------

Net Increase in
  Net Assets Resulting
  from Operations .....................  $37,275,661      $10,720,253        $859,578       $3,565,586
                                        ==============   ==============   ==============   ==============

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      17

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

YEARS ENDED MARCH 31, 2002 AND MARCH 31, 2001

                                             SHORT-TERM GOVERNMENT                    TREASURY
Increase in Net Assets                       2002             2001             2002             2001
                                             ----             ----             ----             ----

OPERATIONS
Net investment income .................. $38,551,099      $44,836,879      $19,514,988      $18,673,849
Net realized gain (loss) ...............  15,087,297        2,415,268       16,558,501         (346,701)
Change in net unrealized
  appreciation (depreciation) .......... (16,362,735)      20,765,368      (25,353,236)      24,909,721
                                        --------------   --------------   --------------   --------------
Net increase in net assets
  resulting from operations ............  37,275,661       68,017,515       10,720,253       43,236,869
                                        --------------   --------------   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment  income:
  Investor Class ....................... (38,088,724)     (44,682,716)     (18,580,541)     (18,153,337)
  Advisor Class ........................    (462,375)        (154,163)        (934,447)        (520,512)
                                        --------------   --------------   --------------   --------------
Decrease in net assets
  from distributions ................... (38,551,099)     (44,836,879)     (19,514,988)     (18,673,849)
                                        --------------   --------------   --------------   --------------

CAPITAL SHARE TRANSACTIONS
(NOTE 4 AND NOTE 7)
Net increase in net assets from
  capital share transactions ...........  67,852,200       16,047,741       71,188,298       34,956,615
                                        --------------   --------------   --------------   --------------

Net increase in net assets .............  66,576,762       39,228,377       62,393,563       59,519,635

NET ASSETS
Beginning of period .................... 802,052,196      762,823,819      401,203,691      341,684,056
                                        --------------   --------------   --------------   --------------
End of period ......................... $868,628,958     $802,052,196     $463,597,254     $401,203,691
                                        ==============   ==============   ==============   ==============

                                               See Notes to Financial Statements
18      1-800-345-2021                See Glossary for a Definition of the Table

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
                                                                    (Continued)

YEARS ENDED MARCH 31, 2002 AND MARCH 31, 2001

                                                GOVERNMENT BOND               INFLATION-ADJUSTED BOND
Increase in Net Assets                       2002             2001             2002             2001
                                             ----             ----             ----             ----

OPERATIONS
Net investment income ................... $6,324,679       $5,606,204       $4,129,897      $2,027,346
Net realized gain .......................  1,104,854        1,831,944           71,272          16,760
Change in net unrealized
  appreciation (depreciation) ........... (6,569,955)       3,731,684         (635,583)      1,757,879
                                        --------------   --------------   --------------   --------------
Net increase in net assets
  resulting from operations .............    859,578       11,169,832        3,565,586       3,801,985
                                        --------------   --------------   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment  income:
  Investor Class ........................ (6,068,757)      (5,365,401)      (4,039,280)     (1,997,328)
  Advisor Class .........................   (258,272)        (240,803)         (90,617)        (30,018)
From net realized gains:
  Investor Class ........................         --               --          (27,802)            --
  Advisor Class .........................         --               --             (933)            --
                                        --------------   --------------   --------------   --------------
Decrease in net assets
  from distributions .................... (6,327,029)      (5,606,204)      (4,158,632)     (2,027,346)
                                        --------------   --------------   --------------   --------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Net increase in net assets from
  capital share transactions ............  5,851,100       31,013,437      137,067,824      38,093,829
                                        --------------   --------------   --------------   --------------

Net increase in net assets ..............    383,649       36,577,065      136,474,778      39,868,468

NET ASSETS
Beginning of period ...................  127,170,903       90,593,838       58,655,891      18,787,423
                                        --------------   --------------   --------------   --------------
End of period ......................... $127,554,552     $127,170,903     $195,130,669     $58,655,891
                                        ==============   ==============   ==============   ==============

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      19

Notes to Financial Statements
--------------------------------------------------------------------------------

MARCH 31, 2002

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Short-Term Government Fund (Short-Term
Government), Treasury Fund (Treasury) (formerly Intermediate-Term Treasury Fund)
, Government Bond Fund (Government Bond) (formerly Long-Term Treasury Fund) and
Inflation-Adjusted Bond Fund (Inflation-Adjusted) (formerly Inflation-Adjusted
Treasury Fund) (the funds) are four funds in a series issued by the trust. The funds are diversified under the 1940 Act. Short-Term Government seeks to provide investors with a high level of current income, consistent with stability of principal. Short-Term Government intends to pursue this investment objective by investing in securities of the U.S. government and its agencies. Short-Term
Government may also invest up to 20% of its total assets in investment-grade debt securities of U.S. companies. Treasury seeks to earn and distribute the highest level of current income exempt from state income tax as  is consistent with the conservation of assets. Treasury intends to pursue this objective by investing in securities issued or guaranteed by the U.S. government. Government
Bond seeks high current income and intends to pursue this objective by investing in securities, including mortgage-backed securities, issued or guaranteed by the
U.S. government. Inflation-Adjusted seeks to provide total return and inflation protection consistent with an investment in inflation-indexed securities.
Inflation-Adjusted may also invest in traditional U.S. Treasury securities that are not inflation-indexed. The following significant accounting policies  are in accordance with accounting principles generally accepted  in the United States of America. These policies may require the use of estimates by fund management.

    MULTIPLE CLASS -- The funds are authorized to issue the following classes of shares: the Investor Class and the Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements.  All shares of the funds represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

    SECURITY VALUATIONS -- Securities are valued through an independent pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds maintain segregated accounts consisting of cash or liquid securities in an amount sufficient to meet the purchase price.

    REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
The funds require that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the funds to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of  the securities under each repurchase agreement is equal to or greater than amounts owed to the funds under each repurchase agreement.

    JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the funds, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S.
Treasury or Agency obligations.

    INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are declared and paid annually.

20      1-800-345-2021

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002

2.  FEES AND TRANSACTIONS WITH RELATED PARTIES

    MANAGEMENT FEES -- The trust has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the
1940 Act (including counsel fees) and extraordinary expenses, will be paid by
ACIM. The fee is computed daily and paid monthly. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of  all the funds managed by ACIM. The rates for the Investment Category Fee range from
0.2425% to 0.3600% for Short-Term Government, and 0.1625% to 0.2800% for
Treasury, Government Bond and Inflation-Adjusted. The rates for the Complex Fee
(Investor Class) for the funds range from 0.2900% to 0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. For the year ended
March 31, 2002, the effective annual Investor Class management fee was 0.59%,
0.51%, 0.51%, and 0.51%, for Short-Term Government, Treasury, Government Bond
and Inflation-Adjusted, respectively. For the year ended March 31, 2002, the effective annual Advisor Class management fee was 0.34%, 0.26%, 0.26%, and
0.26%, for Short-Term Government, Treasury, Government Bond and Inflation-
Adjusted, respectively.

    DISTRIBUTION AND SERVICES FEES -- The Board of Trustees has adopted the
Advisor Class Master Distribution and Shareholder Services Plan (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and service fee equal to 0.25%. The fees are computed daily and paid monthly based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan by the Advisor
Class during the year ended March 31, 2002, are detailed in the Statement of
Operations.

    RELATED PARTIES -- The fund has a bank line of credit agreement with J.P.
Morgan Chase & Co. (JPM) (See Note 5). JPM is an equity investor in American
Century Companies, Inc. (ACC).

    Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of ACC, the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century Services Corporation.

3.  INVESTMENT TRANSACTIONS

    Investment transactions, excluding short-term investments, for the year ended March 31, 2002, were as follows:

                                   SHORT-TERM                     GOVERNMENT     INFLATION-
                                   GOVERNMENT       TREASURY         BOND       ADJUSTED BOND
                                   ----------       --------         ----       -------------
PURCHASES
U.S. Treasury &
  Government Agency
  Obligations .................  $1,208,016,645   $693,935,877   $173,419,539   $186,419,116
Investment securities other
  than U.S. Treasury
  & Government
  Agency Obligations ..........    $145,349,952             --             --             --

PROCEEDS FROM SALES
U.S. Treasury &
  Government Agency
  Obligations .................  $1,225,820,926   $702,757,980   $157,207,351    $51,451,018
Investment securities other
  than U.S. Treasury
  & Government
  Agency Obligations ...........    $64,512,267              --             --             --

                                                 www.americancentury.com      21

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002

4.  CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the funds were as follows (unlimited number of shares authorized):

                                 SHORT-TERM GOVERNMENT                    TREASURY
                                SHARES           AMOUNT           SHARES           AMOUNT
                                ------           ------           ------           ------
INVESTOR CLASS
Year ended March 31, 2002
Sold ....................      21,600,220    $ 205,757,710       17,393,613    $ 187,743,878
Issued in connection with
  acquisition (Note 7) ..       1,484,715       14,223,566        6,607,700       72,287,534
Issued in reinvestment
  of distributions ......       3,786,000       36,053,513        1,490,880       16,104,283
Redeemed ................     (23,141,306)    (220,489,725)     (22,132,009)    (239,049,177)
                            -------------    -------------    -------------    -------------
Net increase ............       3,729,629    $  35,545,064        3,360,184    $  37,086,518
                            =============    =============    =============    =============

Year ended March 31, 2001
Sold ....................      25,105,852    $ 232,902,171       13,506,823    $ 138,816,147
Issued in reinvestment
  of distributions ......       4,544,460       42,239,284        1,523,389       15,725,918
Redeemed ................     (28,380,814)    (262,844,944)     (11,549,827)    (117,077,531)
                            -------------    -------------    -------------    -------------
Net increase ............       1,269,498    $  12,296,511        3,480,385    $  37,464,534
                            =============    =============    =============    =============

ADVISOR CLASS
Year ended March 31, 2002
Sold ....................       6,990,499    $  66,443,442        6,237,286    $  68,089,777
Issued in connection with
  acquisition (Note 7) ..         205,847        1,972,018        2,861,127       31,300,733
Issued in reinvestment
  of distributions ......          46,171          439,759           73,868          798,040
Redeemed ................      (3,849,171)     (36,548,083)      (6,104,466)     (66,086,770)
                            -------------    -------------    -------------    -------------
Net increase ............       3,393,346    $  32,307,136        3,067,815    $  34,101,780
                            =============    =============    =============    =============

Year ended March 31, 2001
Sold ....................       2,433,260    $  22,834,914        1,273,319    $  13,264,144
Issued in reinvestment
  of distributions ......          14,909          139,233           47,299          486,841
Redeemed ................      (2,040,613)     (19,222,917)      (1,565,658)     (16,258,904)
                            -------------    -------------    -------------    -------------
Net increase (decrease) .         407,556    $   3,751,230         (245,040)   $  (2,507,919)
                            =============    =============    =============    =============

22      1-800-345-2021

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002

4.  CAPITAL SHARE TRANSACTIONS

                                     GOVERNMENT BOND              INFLATION-ADJUSTED BOND
                                SHARES           AMOUNT           SHARES           AMOUNT
                                ------           ------           ------           ------
INVESTOR CLASS
Year ended March 31, 2002
Sold ....................       7,464,544    $  77,359,839       21,983,813    $ 218,367,594
Issued in reinvestment
  of distributions ......         527,981        5,470,389          380,708        3,780,088
Redeemed ................      (7,298,885)     (75,563,059)      (9,446,795)     (93,641,534)
                            -------------    -------------    -------------    -------------
Net increase ............         693,640    $   7,267,169       12,917,726    $ 128,506,148
                            =============    =============    =============    =============

Year ended March 31, 2001
Sold ....................       8,215,618    $  82,309,695        4,846,816    $  46,638,712
Issued in reinvestment
  of distributions ......         475,999        4,804,349          193,838        1,855,782
Redeemed ................      (5,759,472)     (56,994,955)      (1,187,277)     (11,270,003)
                            -------------    -------------    -------------    -------------
Net increase ............       2,932,145    $  30,119,089        3,853,377    $  37,224,491
                            =============    =============    =============    =============

ADVISOR CLASS
Year ended March 31, 2002
Sold ....................         325,231    $   3,375,088          962,727    $   9,560,170
Issued in reinvestment
  of distributions ......          24,660          255,733            8,322           82,605
Redeemed ................        (484,228)      (5,046,890)        (108,790)      (1,081,099)
                            -------------    -------------    -------------    -------------
Net increase (decrease) .        (134,337)   $  (1,416,069)         862,259    $   8,561,676
                            =============    =============    =============    =============

Year ended March 31, 2001
Sold ....................         559,900    $   5,706,961          100,111    $     961,021
Issued in reinvestment
  of distributions ......          22,440          226,534            3,076           29,559
Redeemed ................        (502,494)      (5,039,147)         (12,807)        (121,242)
                            -------------    -------------    -------------    -------------
Net increase ............          79,846    $     894,348           90,380    $     869,338
                            =============    =============    =============    =============

5.  BANK LOANS

    The funds, along with certain other funds managed by ACIM, have a
$650,000,000 unsecured bank line of credit agreement with JPM, which was renewed from $520,000,000 effective December 18, 2001. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended March 31, 2002.

                                                 www.americancentury.com      23

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002

6.  FEDERAL TAX INFORMATION

    The tax character of distributions paid during the years ended March 31,
2002, and March 31, 2001, was as follows:

                                    SHORT-TERM GOVERNMENT                    TREASURY
                                    2002             2001             2002             2001
                                    ----             ----             ----             ----
DISTRIBUTIONS PAID FROM
Ordinary Income ................ $38,551,099      $44,836,879      $19,514,988      $18,673,849
Long-Term Capital Gain                    --               --               --               --

                                       GOVERNMENT BOND               INFLATION-ADJUSTED BOND
                                    2002             2001             2002             2001
                                    ----             ----             ----             ----
DISTRIBUTIONS PAID FROM
Ordinary Income ................ $6,327,029       $5,606,204       $4,129,897       $2,027,346
Long-Term Capital Gain                   --               --          $27,294               --

    As of March 31, 2002, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

                                 SHORT-TERM                       GOVERNMENT       INFLATION-
                                 GOVERNMENT        TREASURY          BOND         ADJUSTED BOND
                                 ----------        --------          ----         -------------
COMPONENTS OF DISTRIBUTABLE
  EARNINGS AND TAX COST
Federal tax cost
  of investments .............  $837,523,609     $465,573,262     $126,068,900     $191,640,041
                               ==============   ==============   ==============   ==============
Gross tax appreciation
  on investments .............    $5,037,569       $2,709,082       $2,457,713       $1,624,318
Gross tax depreciation
  on investments .............    (4,743,166)      (9,830,409)      (2,720,475)        (655,284)
                               --------------   --------------   --------------   --------------
Net tax appreciation
  (depreciation) on
  investments ................      $294,403      $(7,121,327)       $(262,762)        $969,034
                               ==============   ==============   ==============   ==============
Undistributed long-term
  gain (capital loss
  carryover) .................  $(56,461,114)              --       $(4,007,669)             --

    The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

    The difference between book-basis and tax-basis unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

    CAPITAL LOSS CARRYOVERS -- At March 31, 2002, Short-Term Government and
Government Bond had accumulated net realized capital loss carryovers for federal income tax purposes of $56,461,114 (expiring in 2003 through 2009), and of
$3,568,388 (expiring in 2008), respectively, which may be used to offset future taxable gains.

    For the five-month period ended March 31, 2002, Government Bond and
Inflation-Adjusted incurred net capital losses of $439,281 and $31,125, respectively. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

24      1-800-345-2021

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002

7.  REORGANIZATION PLANS

    On December 3, 2001, Short-Term Government and Treasury acquired all of the net assets of Limited-Term Bond Fund, one fund in a series issued by American
Century Mutual Funds, Inc., and Short-Term Treasury Fund, respectively, pursuant to plans of reorganization approved by the acquired funds' shareholders on
November 16, 2001. Short-Term Government and Treasury are the surviving funds, respectively, for the purposes of maintaining  the financial statements and performance history in the post-reorganization.

    The acquisitions were accomplished by a tax-free exchange of shares. On
December 3, 2001, the acquired funds exchanged their outstanding shares for shares of the surviving funds as follows:

ORIGINAL FUND/CLASS               SHARES EXCHANGED       NEW FUND/CLASS                             SHARES RECEIVED
Limited-Term Bond -- Investor .......... 1,404,103       Short-Term Government -- Investor .............. 1,484,715
Limited-Term Bond -- Advisor ...........   194,671       Short-Term Government -- Advisor ...............   205,847
Short-Term Treasury -- Investor ........ 7,334,936       Treasury -- Investor ........................... 6,607,700
Short-Term Treasury -- Advisor ......... 3,174,516       Treasury -- Advisor ............................ 2,861,127

    Immediately before the acquisition, the net assets of Short-Term Government were $827,188,692, consisting of $819,748,534 Investor Class net assets and
$7,440,158 Advisor Class net assets. The net assets of Limited-Term Bond, immediately before the acquisition were $16,195,584, consisting of $14,223,566
Investor Class net assets and $1,972,018 Advisor Class net assets. Immediately after the acquisition, the combined net assets of the fund were $843,384,276, which consisted of $833,972,100 Investor Class net assets and $9,412,176 Advisor
Class net assets. Immediately before the acquisition, the net assets of Treasury were $417,689,650, consisting of $395,461,786 Investor Class net assets and
$22,227,864 Advisor Class net assets. The net assets of Short-Term Treasury, immediately before the acquisition were $103,588,267, consisting of $72,287,534
Investor Class net assets and $31,300,733 Advisor Class net assets. Immediately after the acquisition, the combined net assets of the fund were $521,277,917, which consisted of $467,749,320 Investor Class net assets and $53,528,597
Advisor Class net assets.

    Limited-Term Bond and Short-Term Treasury unrealized appreciation of
$321,150 and $354,168, respectively, was combined with that of Short-Term
Government and Treasury, respectively. Short-Term Government acquired capital loss carryovers of $157,839 from Limited-Term Bond.

8.  OTHER TAX INFORMATION (UNAUDITED)

    This information is provided pursuant to provisions of the Internal Revenue
Code.

    Inflation-Adjusted distributed $27,294 during the fiscal year ended March
31, 2002 as capital gain dividends, all of which is designated as a 20% rate gain distribution.

                                                 www.americancentury.com      25

Short-Term Government--Financial Highlights
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

                                                                Investor Class
                                         2002       2001       2000       1999      1998(1)     1997
                                         ----       ----       ----       ----      -------     ----
PER-SHARE DATA
Net Asset Value, Beginning of Period .. $9.47      $9.19      $9.47      $9.46      $9.49      $9.47
                                       --------   --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ...............  0.45       0.54       0.52       0.49       0.21       0.52
  Net Realized and Unrealized
  Gain (Loss) ......................... (0.01)      0.28      (0.28)      0.01      (0.03)      0.02
                                       --------   --------   --------   --------   --------   --------
  Total From Investment Operations ....  0.44       0.82       0.24       0.50       0.18       0.54
                                       --------   --------   --------   --------   --------   --------
Distributions
  From Net Investment Income .......... (0.45)     (0.54)     (0.52)     (0.49)     (0.21)     (0.52)
                                       --------   --------   --------   --------   --------   --------
Net Asset Value, End of Period ........ $9.46      $9.47      $9.19      $9.47      $9.46      $9.49
                                       ========   ========   ========   ========   ========   ========
  Total Return(2) .....................  4.68%      9.25%      2.51%      5.39%      1.95%      5.86%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ...............  0.59%      0.59%      0.59%      0.59%    0.59%(3)     0.68%
Ratio of Net Investment Income
  to Average Net Assets ...............  4.67%      5.87%      5.48%      5.15%    5.43%(3)     5.53%
Portfolio Turnover Rate ...............   165%        92%       323%       196%        54%       293%
Net Assets, End of Period
  (in thousands) .................... $832,199   $797,718   $762,363   $832,344   $808,464   $519,332

(1) The fund's fiscal year end was changed from October 31 to March 31 resulting in a five month reporting period. For years prior to 1998, the fund's fiscal year was October 31.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain of loss of value between one class and another.

(3) Annualized.

                                               See Notes to Financial Statements
26      1-800-345-2021                See Glossary for a Definition of the Table

Short-Term Government--Financial Highlights
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

                                                     Advisor Class
                                         2002       2001       2000      1999(1)
                                         ----       ----       ----      -------
PER-SHARE DATA
Net Asset Value, Beginning of Period .. $9.47      $9.19      $9.47      $9.49
                                       --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ...............  0.42       0.52       0.49       0.33
  Net Realized and Unrealized
  Gain (Loss) ......................... (0.01)      0.28      (0.28)     (0.02)
                                       --------   --------   --------   --------
  Total From Investment Operations ....  0.41       0.80       0.21       0.31
                                       --------   --------   --------   --------
Distributions
  From Net Investment Income .......... (0.42)     (0.52)     (0.49)     (0.33)
                                       --------   --------   --------   --------
Net Asset Value, End of Period ........ $9.46      $9.47      $9.19      $9.47
                                       ========   ========   ========   ========
  Total Return(2) .....................  4.42%      8.98%      2.26%      3.37%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ................ 0.84%      0.84%      0.84%    0.84%(3)
Ratio of Net Investment Income
  to Average Net Assets ................ 4.42%      5.62%      5.23%    4.77%(3)
Portfolio Turnover Rate ................  165%        92%       323%     196%(4)
Net Assets, End of Period
  (in thousands) ..................... $36,430     $4,334       $461        $94

(1) July 8, 1998 (commencement of sale) through March 31, 1999.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain of loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 1999.

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      27

Treasury--Financial Highlights
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Years Ended March 31

                                                          Investor Class
                                         2002       2001       2000       1999       1998
                                         ----       ----       ----       ----       ----
PER-SHARE DATA
Net Asset Value, Beginning of Period . $10.76     $10.03     $10.45     $10.56     $10.06
                                       --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ..............   0.48       0.55       0.53       0.54       0.59
  Net Realized and Unrealized
  Gain (Loss) ........................  (0.16)      0.73      (0.37)      0.10       0.50
                                       --------   --------   --------   --------   --------
  Total From Investment Operations ...   0.32       1.28       0.16       0.64       1.09
                                       --------   --------   --------   --------   --------
Distributions
  From Net Investment Income .........  (0.48)     (0.55)     (0.53)     (0.54)     (0.59)
  From Net Realized Gains ............    --         --       (0.05)     (0.21)       --
                                       --------   --------   --------   --------   --------
  Total Distributions ................  (0.48)     (0.55)     (0.58)     (0.75)     (0.59)
                                       --------   --------   --------   --------   --------
Net Asset Value, End of Period ....... $10.60     $10.76     $10.03     $10.45     $10.56
                                       ========   ========   ========   ========   ========
  Total Return(1) ....................   3.01%     13.17%      1.51%      6.09%     11.04%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ................ 0.51%      0.51%      0.51%      0.51%      0.51%
Ratio of Net Investment Income
  to Average Net Assets ................ 4.45%      5.37%      5.11%      5.01%      5.63%
Portfolio Turnover Rate ................  164%       108%       171%       221%       194%
Net Assets, End of Period
  (in thousands) .................... $421,312   $391,306   $329,995   $435,494   $374,861

(1) Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain of loss of value between one class and another.

                                               See Notes to Financial Statements
28      1-800-345-2021                See Glossary for a Definition of the Table

Treasury--Financial Highlights
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

                                                           Advisor Class
                                         2002       2001       2000       1999      1998(1)
                                         ----       ----       ----       ----      -------
PER-SHARE DATA
Net Asset Value, Beginning of Period . $10.76     $10.03     $10.45     $10.56     $10.42
                                       --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ..............   0.46       0.53       0.50       0.51       0.26
  Net Realized and Unrealized
  Gain (Loss) ........................  (0.16)      0.73      (0.37)      0.10       0.14
                                       --------   --------   --------   --------   --------
  Total From Investment Operations ...   0.30       1.26       0.13       0.61       0.40
                                       --------   --------   --------   --------   --------
Distributions
  From Net Investment Income .........  (0.46)     (0.53)     (0.50)     (0.51)     (0.26)
  From Net Realized Gains                 --         --       (0.05)     (0.21)       --
                                       --------   --------   --------   --------   --------
  Total Distributions ................  (0.46)     (0.53)     (0.55)     (0.72)     (0.26)
                                       --------   --------   --------   --------   --------
Net Asset Value, End of Period ....... $10.60     $10.76     $10.03     $10.45     $10.56
                                       ========   ========   ========   ========   ========
  Total Return(2) ....................   2.75%     12.89%      1.25%      5.83%      3.90%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ...............  0.76%      0.76%      0.76%      0.76%    0.77%(3)
Ratio of Net Investment Income
  to Average Net Assets ...............  4.20%      5.12%      4.86%      4.76%    5.28%(3)
Portfolio Turnover Rate ...............   164%       108%       171%       221%     194%(4)
Net Assets, End of Period
  (in thousands) ..................... $42,285     $9,898     $11,689    $6,117       $128

(1) October 9, 1997 (commencement of sale) through March 31, 1998.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain of loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 1998.

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      29

Government Bond--Financial Highlights
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Years Ended March 31

                                                          Investor Class
                                         2002       2001       2000       1999       1998
                                         ----       ----       ----       ----       ----
PER-SHARE DATA
Net Asset Value, Beginning of Period . $10.39      $9.82     $10.12     $10.58      $9.32
                                       --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ..............   0.53       0.56       0.57       0.58       0.61
  Net Realized and Unrealized
  Gain (Loss) ........................  (0.42)      0.57      (0.30)      0.11       1.26
                                       --------   --------   --------   --------   --------
  Total From Investment Operations ...   0.11       1.13       0.27       0.69       1.87
                                       --------   --------   --------   --------   --------
Distributions
  From Net Investment Income .........  (0.53)     (0.56)     (0.57)     (0.58)     (0.61)
  From Net Realized Gains ............    --         --         --       (0.57)       --
                                       --------   --------   --------   --------   --------
  Total Distributions ................  (0.53)     (0.56)     (0.57)     (1.15)     (0.61)
                                       --------   --------   --------   --------   --------
Net Asset Value, End of Period .......  $9.97     $10.39      $9.82     $10.12     $10.58
                                       ========   ========   ========   ========   ========
  Total Return(1) ....................   0.96%     11.86%      2.86%      6.33%     20.48%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ................ 0.51%      0.51%      0.51%      0.51%      0.54%
Ratio of Net Investment Income
  to Average Net Assets ................ 5.09%      5.58%      5.84%      5.37%      6.00%
Portfolio Turnover Rate ................  135%       107%       182%       105%        57%
Net Assets, End of Period
  (in thousands) .................... $123,319   $121,359    $85,886   $137,552   $103,381

(1) Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain of loss of value between one class and another.

                                               See Notes to Financial Statements
30      1-800-345-2021                See Glossary for a Definition of the Table

Government Bond--Financial Highlights
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

                                                           Advisor Class
                                         2002       2001       2000       1999      1998(1)
                                         ----       ----       ----       ----      -------
PER-SHARE DATA
Net Asset Value, Beginning of Period . $10.39      $9.82     $10.12     $10.58     $10.85
                                       --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ...............  0.50       0.54       0.55       0.56       0.12
  Net Realized and Unrealized
  Gain (Loss) ......................... (0.42)      0.57      (0.30)      0.11      (0.27)
                                       --------   --------   --------   --------   --------
  Total From Investment Operations ....  0.08       1.11       0.25       0.67      (0.15)
                                       --------   --------   --------   --------   --------
Distributions
  From Net Investment Income .......... (0.50)     (0.54)     (0.55)     (0.56)     (0.12)
  From Net Realized Gains .............   --         --         --       (0.57)       --
                                       --------   --------   --------   --------   --------
  Total Distributions ................. (0.50)     (0.54)     (0.55)     (1.13)     (0.12)
                                       --------   --------   --------   --------   --------
Net Asset Value, End of Period ........ $9.97     $10.39      $9.82     $10.12     $10.58
                                       ========   ========   ========   ========   ========
  Total Return(2) .....................  0.71%     11.58%      2.61%      6.07%     (1.34)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets                  0.76%      0.76%      0.76%      0.76%    0.77%(3)
Ratio of Net Investment Income
  to Average Net Assets                  4.84%      5.33%      5.59%      5.12%    5.42%(3)
Portfolio Turnover Rate                   135%       107%       182%       105%      57%(4)
Net Assets, End of Period
  (in thousands)                        $4,236     $5,812     $4,708     $2,587       $218

(1) January 12, 1998 (commencement of sale) through March 31, 1998.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain of loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 1998.

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      31

Inflation-Adjusted Bond--Financial Highlights
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Years Ended March 31

                                                          Investor Class
                                         2002       2001       2000       1999       1998
                                         ----       ----       ----       ----       ----
PER-SHARE DATA
Net Asset Value, Beginning of Period .. $9.87      $9.41      $9.48      $9.63      $9.74
                                       --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ...............  0.38       0.67       0.58       0.47       0.44
  Net Realized and Unrealized
  Gain (Loss) .........................  0.02       0.46      (0.07)     (0.15)     (0.11)
                                       --------   --------   --------   --------   --------
  Total From Investment Operations ....  0.40       1.13       0.51       0.32       0.33
                                       --------   --------   --------   --------   --------
Distributions
  From Net Investment Income .......... (0.38)     (0.67)     (0.58)     (0.47)     (0.44)
  From Net Realized Gains                --(1)       --         --         --         --
                                       --------   --------   --------   --------   --------
  Total Distributions ................. (0.38)     (0.67)     (0.58)     (0.47)     (0.44)
                                       --------   --------   --------   --------   --------
Net Asset Value, End of Period ........ $9.89      $9.87      $9.41      $9.48      $9.63
                                       ========   ========   ========   ========   ========
  Total Return(2) .....................  4.16%     12.62%      5.52%      3.37%      3.45%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ................ 0.51%      0.51%      0.51%      0.49%      0.50%
Ratio of Net Investment Income
  to Average Net Assets ................ 3.12%      6.75%      6.06%      4.84%      4.45%
Portfolio Turnover Rate ................   40%        39%        52%       127%        69%
Net Assets, End of Period
  (in thousands) .................... $185,518    $57,577    $18,610     $8,980     $5,279

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain of loss of value between one class and another.

                                               See Notes to Financial Statements
32      1-800-345-2021                See Glossary for a Definition of the Table

Inflation-Adjusted Bond--Financial Highlights
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

                                                     Advisor Class
                                         2002       2001       2000      1999(1)
                                         ----       ----       ----      -------
PER-SHARE DATA
Net Asset Value, Beginning of Period .. $9.87      $9.41      $9.48      $9.64
                                       --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ...............  0.36       0.65       0.56       0.34
  Net Realized and Unrealized
  Gain (Loss) .........................  0.02       0.46      (0.07)     (0.16)
                                       --------   --------   --------   --------
  Total From Investment Operations ....  0.38       1.11       0.49       0.18
                                       --------   --------   --------   --------
Distributions
  From Net Investment Income .......... (0.36)     (0.65)     (0.56)     (0.34)
  From Net Realized Gains .............  --(2)       --         --         --
                                       --------   --------   --------   --------
  Total Distributions ................. (0.36)     (0.65)     (0.56)     (0.34)
                                       --------   --------   --------   --------
Net Asset Value, End of Period ........ $9.89      $9.87      $9.41      $9.48
                                       ========   ========   ========   ========
  Total Return(3) .....................  3.88%     12.35%      5.26%      1.94%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ...............  0.76%      0.76%      0.76%    0.74%(4)
Ratio of Net Investment Income
  to Average Net Assets ...............  2.87%      6.50%      5.81%    4.56%(4)
Portfolio Turnover Rate ...............    40%        39%        52%     127%(5)
Net Assets, End of Period
  (in thousands) ...................... $9,613     $1,079       $178        $10

(1) June 15, 1998 (commencement of sale) through March 31, 1999.

(2) Per-share amount is less than $0.005.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain of loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 1998.

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      33

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of the American Century Government Income Trust and
Shareholders of the Short-Term Government Fund, the Treasury Fund,
the Government Bond Fund and the Inflation-Adjusted Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Short-Term Government Fund, the
Treasury Fund, the Government Bond Fund and the Inflation-Adjusted Bond Fund
(four of the seven funds in the American Century Government Income Trust hereafter referred to as the "Funds") at March 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of
America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds'
management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the
United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Kansas City, Missouri
May 10, 2002

34      1-800-345-2021

Proxy Voting Results
--------------------------------------------------------------------------------

    A meeting of shareholders was held on November 16, 2001, to vote on the following proposals. The proposals received the required majority of votes and were adopted.

    A summary of voting results is listed below each proposal.

PROPOSAL

    To vote on the approval of the Agreement and Plan of Reorganization.

                           LIMITED-TERM             SHORT-TERM
                               BOND                  TREASURY
    For:                     797,121                 5,738,917
    Against:                  29,928                  529,402
    Abstain:                  19,604                  103,135

PROPOSAL

    To vote on the approval of the Proposed Change of Investment Objective.

                            GOVERNMENT           INFLATION-ADJUSTED
                               BOND                     BOND
    For:                    5,376,280                4,660,704
    Against:                 675,832                  926,875
    Abstain:                 157,037                  140,245

                                                 www.americancentury.com      35

Management
--------------------------------------------------------------------------------

    The individuals listed below serve as trustees or officers of the funds.
Those listed as interested  trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC)
or its wholly-owned subsidiaries, including the funds' investment advisor,
American Century Investment Management, Inc. (ACIM); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS); and the funds'
transfer agent, American Century Services Corporation (ACSC).

    The other trustees (more than two-thirds of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC.

    All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions  are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ALBERT EISENSTAT (71)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present)
--------------------------------------------------------------------------------
RONALD J. GILSON (55)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to  present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel,  Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES (60)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 21

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management (1999-present); Principal, Long-Term Capital Management (investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance, Stanford
Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT (73)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 30

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972  to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, RCM Capital Funds, Inc. (1994 to
present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS (56)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 17

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software,  1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995  to present)
--------------------------------------------------------------------------------

36      1-800-345-2021

Management
--------------------------------------------------------------------------------
                                                                    (Continued)

INTERESTED TRUSTEES
--------------------------------------------------------------------------------
JAMES E. STOWERS III (42)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Co-Chief Investment Officer, U.S. Equities (September 2000 to February
2001); Chief Executive Officer, ACC, ACIM, ACSC, and other ACC subsidiaries
(June 1996 to September 2000); President, ACC (January 1995 to June 1997);
President, ACIM and ACSC (April 1993 to August 1997)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 76

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, ACC, ACIM, ACSC, and other ACC subsidiaries
--------------------------------------------------------------------------------
WILLIAM M. LYONS (46)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to  present); President, ACC (June 1997 to present); Chief Operating Officer, ACC (June 1996 to September 2000); General
Counsel, ACC, ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1989 to June
1998); Executive Vice President, ACC (January 1995 to June 1997); Also serves as: Executive Vice President and Chief Operating Officer, ACIM, ACSC, and other
ACC subsidiaries, and Executive Vice President of other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, ACIM, ACSC, and other ACC subsidiaries
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (46)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (55)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President and Chief Financial Office

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer and
Chief Financial Officer, ACC (August 1997 to present); President, ACSC (January
1999 to present); Executive Vice President, ACC (May 1995 to present); Also serves as: Executive Vice President and Chief Financial Officer, ACIM, ACIS, and
other ACC subsidiaries
--------------------------------------------------------------------------------

MARYANNE ROEPKE, CPA (45)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------

DAVID C. TUCKER (43)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries  (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present); Consultant to mutual fund industry (May 1997 to April 1998)
--------------------------------------------------------------------------------
ROBERT LEACH (35)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------
C. JEAN WADE (37)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------
JON ZINDEL (34)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND:  Tax Officer

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Director of Taxation, ACSC (July 1996 to April
1998)
--------------------------------------------------------------------------------

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

                                                 www.americancentury.com      37

Share Class and Retirement Account Information
--------------------------------------------------------------------------------

SHARE CLASSES

    Two classes of shares are authorized for sale by the funds: Investor Class and Advisor Class.

    INVESTOR CLASS shareholders do not pay any commissions or other fees for purchase of fund shares directly from American Century. Investors who buy
Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

    ADVISOR CLASS shares are sold through banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50%
Rule 12b-1 service and distribution fee. Half of that fee is available to pay for recordkeeping and administrative services, and half is available to pay for distribution services provided by the financial intermediary through which
Advisor Class shares are purchased. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

    All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

RETIREMENT ACCOUNT INFORMATION

    As required by law, any distributions you receive from an IRA and certain
403(b) distributions [not eligible for rollover to an IRA or to another 403(b)
account] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid from the date of receipt at American Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income tax prior to the withdrawal.

    When you plan to withdraw, you may make your election by completing our
Exchange/Redemption form or an IRS Form W-4P. Visit our Web site
(www.americancentury.com) or call us for either form. Your written election is valid from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

    Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

38      1-800-345-2021

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 32 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

     The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     SHORT-TERM GOVERNMENT seeks current income by investing in U.S. government and agency securities, and by investing up to 20% of its total assets in investment-grade debt securities of U.S. companies. The fund maintains a weighted average maturity of three years or less. Fund shares are not guaranteed by the U.S. government.

     TREASURY seeks current income by investing primarily in U.S. Treasury securities. The fund may also invest up to 35% of its assets in securities issued by U.S. government agencies. The fund has no average maturity limitations. Fund shares are not guaranteed by the U.S. government.

     GOVERNMENT BOND seeks high current income by investing primarily in U.S.
Treasury securities. The fund may also invest in securities issued by U.S.
government agencies, and in mortgage-backed securities issued by the U.S.
government and its agencies. The fund has no average maturity limitations. Fund shares are not guaranteed by the U.S. government.

     INFLATION-ADJUSTED BOND seeks to provide a total return and inflation protection consistent with an investment in inflation-indexed securities. The fund may also invest in traditional (non-inflation-indexed) U.S. Treasury securities. The fund has no average maturity limitations. Fund shares are not guaranteed by the U.S. government.

COMPARATIVE INDICES

     The following indices are used in the report for fund performance comparisons. They are not investment products available for purchase.

     The SALOMON BROTHERS 1- TO 3-YEAR TREASURY/AGENCY INDEX is based on the price fluctuations of U.S. Treasury and government agency notes with maturities of 1-3 years.

     The SALOMON BROTHERS 3- TO 10-YEAR TREASURY INDEX is an index of U.S.
Treasury securities with remaining maturities between 3 and 10 years.

     The SALOMON BROTHERS LONG-TERM TREASURY INDEX is an index of U.S. Treasury securities with remaining maturities greater than 10 years.

     The SALOMON U.S. INFLATION-LINKED INDEX is an index of inflation-linked
U.S. Treasury securities.

[right margin]

INVESTMENT TEAM LEADERS
   Portfolio Managers
       MICHAEL SHEARER
       BOB GAHAGAN
       JEREMY FLETCHER
       CASEY COLTON

                                                 www.americancentury.com      39

Glossary
--------------------------------------------------------------------------------

*   AVERAGE DURATION -- a time-weighted average of the interest and principal payments of the securities in a portfolio. As the duration of a portfolio increases, so does the impact of a change in interest rates on the value of the portfolio.

*   BASIS POINT -- one one-hundredth of a percentage point (or 0.01%).
Therefore, 100 basis points equal one percentage point (or 1%).

*   COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) --a generic mortgage derivative.
Mortgage derivatives are usually securities created (derived) from a pool of mortgages or mortgage-backed securities. Whereas a typical mortgage-backed security is an ownership interest in a complete mortgage pool, a derivative is usually an interest in just one part of a pool.

*   COUPON -- the stated interest rate of a security.

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See
Note 2 in the Notes  to Financial Statements.)

*   MORTGAGE-BACKED SECURITIES (MBS) -- debt securities that represent ownership in pools of mortgage loans. Most mortgage-backed securities are structured as
"pass-throughs"--the monthly payments of principal and interest on the mortgages in the pool are collected by the bank that is servicing the mortgages and are "passed through" to investors. While the payments of principal and interest are considered secure (many are backed by government agency guarantees), the cash flow is less certain than in other fixed-income investments. Mortgages that are paid off early reduce future interest payments from the pool.

*   REAL YIELD -- an inflation-adjusted yield for a bond, calculated by subtracting the inflation rate from the bond's nominal (or stated) yield.

*   REPURCHASE AGREEMENTS (REPOS) --short-term debt agreements in which a fund buys a security at one price and simultaneously agrees to sell it back to the seller at a slightly higher price on a specified date (usually within seven days). The fund does not actually own the security; instead, the security serves as collateral for the agreement.

*   RETURN (AVERAGE ANNUAL) -- the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the "Financial
Highlights" on pages 26-33.

*   RETURN (TOTAL) -- the overall percentage change in the value of a hypothetical investment in the fund, assuming that all of the fund's distributions are reinvested.

*   U.S. GOVERNMENT AGENCY INFLATION-INDEXED SECURITIES -- similar to the
Treasury securities, but issued by U.S. government agencies such as the
Tennessee Valley Authority.

*   U.S. GOVERNMENT AGENCY SECURITIES --  debt securities issued by U.S.
government agencies (such as the Federal Home Loan Bank and the Federal Farm
Credit Bank). Some agency securities are backed by the full faith and credit of the U.S. government, while others are guaranteed only by the issuing agency.
Government agency securities include discount notes (maturing in one year or less) and medium-term notes, debentures, and bonds (maturing in three months to
50 years).

*   U.S. TREASURY INFLATION-INDEXED SECURITIES (TIIS) -- debt securities issued by the U.S. Treasury and backed by the direct "full faith and credit"
pledge of the U.S. government. Inflation-indexed bonds have lower interest rates than normal Treasury bonds with similar maturities. But unlike ordinary bonds, inflation-indexed bonds' principal value is adjusted regularly for inflation based on the consumer price index. As a result, the amount of interest paid out changes with the principal adjustments.

*   U.S. TREASURY SECURITIES --  debt securities issued by the U.S. Treasury and backed by the direct "full faith and credit" pledge of the U.S.
government. Treasury securities include bills (maturing in one year or less), notes (maturing in two to 10 years), and bonds (maturing in more than 10 years).

*   WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the greater the portfolio's interest rate sensitivity.

*   YIELD (30-DAY SEC) -- represents net investment income earned by the fund over a 30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the 30-day period. The SEC yield should be regarded as an estimate of the fund's rate of investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

*   YIELD CURVE -- a graphic representation of the relationship between maturity and yield for fixed-income securities. Yield curve graphs plot lengthening maturities along the horizontal axis and rising yields along the vertical axis.
Most "normal" yield curves start in the lower left corner of the graph and rise to the upper right corner, indicating that yields rise as maturities lengthen. This upward sloping yield curve illustrates a normal risk/return relationship--more return (yield) for more risk (a longer maturity). Conversely, a "flat" yield curve provides little or no extra return for taking on more risk.

40      1-800-345-2021

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

*   ZERO-COUPON BONDS (ZEROS) -- bonds that make no periodic interest payments.
Instead, they are sold at a deep discount and then redeemed for their full face value at maturity. When held to maturity, a zero's entire return comes from the difference between its purchase price and its value at maturity. The funds typically only invest in zeros issued by the U.S. Treasury (such as STRIPS).

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are  consistent with your needs.

INVESTMENT OBJECTIVE

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than  stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price-fluctuation risk.

RISK

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price-fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price-fluctuation risk.

*   AGGRESSIVE -- these funds generally provide high return potential with correspondingly high price-fluctuation risk.

FINANCIAL STATEMENTS

*   STATEMENT OF ASSETS AND LIABILITIES -- breaks down the fund's ASSETS (such as securities, cash, and other  receivables) and LIABILITIES (money owed for securities  purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's NET ASSETS. The net assets divided by shares outstanding is the share price, or NET ASSET VALUE PER SHARE. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

*   STATEMENT OF OPERATIONS -- shows how the fund's net assets changed during the reporting period as a result of the fund's operations.  In other words, it shows how much money the fund made or lost as a result of dividend AND/OR interest income, fees and expenses, and investment gains or losses.

*   STATEMENT OF CHANGES IN NET ASSETS -- shows how the fund's net assets changed over the past two reporting periods. It details how much a fund's assets increased or decreased as a result of operations (as detailed on the STATEMENT
OF OPERATIONS), income and capital gain distributions, and shareholder investments and redemptions.

*   FINANCIAL HIGHLIGHTS -- itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as a percentage of average net assets), and portfolio turnover (a gauge of the fund's trading activity).

                                                 www.americancentury.com      41

Notes
--------------------------------------------------------------------------------

42      1-800-345-2021

Notes
--------------------------------------------------------------------------------

                                                 www.americancentury.com      43

Notes
--------------------------------------------------------------------------------

44      1-800-345-2021

[inside back cover]

AMERICAN CENTURY FUNDS

===============================================================================
GROWTH
===============================================================================

MODERATE RISK

   SPECIALTY
   Global Natural Resources

AGGRESSIVE RISK

   DOMESTIC EQUITY                 INTERNATIONAL
   Veedot(reg.sm)                  Emerging Markets
   New Opportunities**             International Opportunities
   New Opportunities II            International Discovery**
   Giftrust(reg.sm)                International Growth
   Vista                           Global Growth
   Heritage
   Growth                          SPECIALTY
   Ultra(reg.sm)                   Global Gold
   Select                          Technology
                                   Life Sciences

===============================================================================
GROWTH AND INCOME
===============================================================================

MODERATE RISK

   ASSET ALLOCATION                DOMESTIC EQUITY
   Balanced                        Equity Growth
   Strategic Allocation:           Equity Index
      Aggressive                   Large Cap Value
   Strategic Allocation:           Tax-Managed Value
      Moderate                     Income & Growth
   Strategic Allocation:           Value
      Conservative                 Equity Income

                                   SPECIALTY
                                   Utilities
                                   Real Estate

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value**

===============================================================================
INCOME
===============================================================================

CONSERVATIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Treasury                        CA Intermediate-Term
   Ginnie Mae                         Tax-Free
   Inflation-Adjusted Bond         AZ Municipal Bond
   Limited-Term Bond               FL Municipal Bond
   Short-Term Government           Tax-Free Bond
   Short-Term Treasury             CA Limited-Term Tax-Free
                                   Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Government Bond                 CA Long-Term Tax-Free
   Target 2005*                    Long-Term Tax-Free
   Diversified Bond                CA Insured Tax-Free

AGGRESSIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Target 2030*                    CA High-Yield Municipal
   Target 2025*                    High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

===============================================================================
CAPITAL PRESERVATION
===============================================================================

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS
   Prime Money Market              FL Municipal Money Market
   Government Agency               CA Municipal Money Market
      Money Market                 CA Tax-Free Money Market
   Capital Preservation            Tax-Free Money Market
   Premium Money Market

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income  dividends are distributed once a year in
  December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**These funds are closed to new investors.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

Who We Are

American Century offers investors more than 60 mutual funds spanning the investment spectrum. We currently manage $85 billion for roughly 2 million individuals, institutions, and  corporations, and offer a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader in performance, service, and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions over the Internet, we have been committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo and text logo (reg.sm)]

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.
--------------------------------------------------------------------------------
American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

0205                                 American Century Investment Services, Inc.
SH-ANN-29754S                     (c)2002 American Century Services Corporation